COUNTRYWIDE TAX-FREE TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1998
                             Amended August 19, 1999

                               Tax-Free Money Fund
                         Tax-Free Intermediate Term Fund
                           Ohio Insured Tax-Free Fund
                            Ohio Tax-Free Money Fund
                         California Tax-Free Money Fund
                           Florida Tax-Free Money Fund



         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of Countrywide Tax-Free Trust dated November 1, 1998. A copy of a Fund's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 800-543-0407, in Cincinnati 629-2050.

                       STATEMENT OF ADDITIONAL INFORMATION

                           Countrywide Tax-Free Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094



                           TABLE OF CONTENTS                               PAGE

THE TRUST.................................................................... 3
MUNICIPAL OBLIGATIONS........................................................ 5
QUALITY RATINGS OF MUNICIPAL OBLIGATIONS..................................... 8
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS................................12
INVESTMENT LIMITATIONS.......................................................16
INSURERS OF THE OHIO INSURED TAX-FREE FUND'S PORTFOLIO SECURITIES........... 22
TRUSTEES AND OFFICERS........................................................24
THE INVESTMENT ADVISER AND UNDERWRITER.......................................26
DISTRIBUTION PLANS...........................................................29
SECURITIES TRANSACTIONS......................................................32
PORTFOLIO TURNOVER...........................................................34
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.........................34
OTHER PURCHASE INFORMATION...................................................38
TAXES........................................................................39
REDEMPTION IN KIND...........................................................42
HISTORICAL PERFORMANCE INFORMATION...........................................42
PRINCIPAL SECURITY HOLDERS.................................................. 47
CUSTODIAN....................................................................49
AUDITORS.....................................................................49
TRANSFER AGENT . ............................................................49
TAX EQUIVALENT YIELD TABLES..................................................51
ANNUAL REPORT . . . .........................................................52

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THE TRUST
---------

         Countrywide Tax-Free Trust (the "Trust"), formerly Midwest Group Tax Free Trust, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies.

         Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

         Both Class A (Retail) shares and Class B (Institutional) shares of the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class A shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and

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(iv)  Class  A  shares  are  subject  to  a  lower  minimum  initial  investment requirement and offer certain shareholder services not available to Class B shares such as checkwriting privileges and automatic investment and redemption plans.

         Both Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

         The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

         Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

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MUNICIPAL OBLIGATIONS
---------------------

         Each Fund invests primarily in Municipal Obligations. Municipal Obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. Municipal Obligations include tax-exempt bonds, notes and commercial paper. The Ohio Insured Tax- Free Fund and the Ohio Tax-Free Money Fund invest primarily in Ohio Obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Fund invests primarily in California Obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Fund invests primarily in Florida Obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

         TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

         The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

         TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

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                  1. TAX ANTICIPATION  NOTES. Tax anticipation  notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

                  2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

                  3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

         TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

         WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when- issued Municipal Obligations. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has

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purchased  securities on a when-issued  basis,  there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

         When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Adviser as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

         PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interests will be tax-exempt when distributed as dividends to shareholders.

         Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

         LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Lease obligations provide a premium interest rate, which along with the regular amortization of the principal, may make them attractive for a portion of the assets of the Funds. As described in the Prospectus, certain of these lease obligations contain "non-appropriation" clauses, and the Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

         Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Adviser determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Adviser, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Adviser will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------
         The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may invest in Municipal Obligations only if rated at the

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time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs which may rate the obligations of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Services, Inc. ("Fitch").

         The Tax-Free Intermediate Term Fund may invest in Municipal Obligations rated at the time of purchase within the three highest grades assigned by Moody's, S&P or Fitch. The Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P or Fitch. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Adviser to meet the Funds' quality standards. In making this determination, the Adviser will consider the ratings assigned by the NRSROs for those obligations.

         Moody's Ratings
         ---------------
         1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

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         2. TAX-EXEMPT  NOTES.  Moody's  highest rating for tax-exempt  notes is
MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

         3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

         S&P Ratings
         -----------
         1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

         3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

         Fitch Ratings
         -------------
         1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

         2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

         3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

         GENERAL. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Adviser to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

         Any Municipal Obligation which depends on the credit of the U.S. Government (e.g. project notes) will be considered by the Adviser as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund may also invest in Municipal Obligations which are not rated if, in the opinion of the Adviser, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

         Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------
         A more  detailed  discussion  of some of the terms used and  investment
policies   described  in  the  Prospectuses  (see  "Investment   Objectives  and
Policies") appears below:

         BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

         The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

         Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of either certificates of deposit, eligible bankers' acceptances or securities which are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

         LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         MAJORITY. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------
         The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         THE LIMITATIONS APPLICABLE TO THE TAX-FREE MONEY FUND, THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND ARE:

         1. Borrowing Money. Each Fund will not borrow money or pledge, mortgage or hypothecate its assets, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. A Fund will not make any additional purchases of portfolio securities while borrowings are outstanding.

         2. Underwriting. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         3. Illiquid Investments. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the total assets of the Fund would be invested in such securities.

         4. Real Estate. Each Fund will not purchase, hold or deal in real estate, but this shall not prevent investments in Municipal Obligations which are secured by or represent interests in real estate.

         5.  Commodities.   Each  Fund  will  not  purchase,  hold  or  deal  in
commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.

         6. Loans. Each Fund will not make loans to other persons, except (a) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, (b) by loaning portfolio securities, or (c) by engaging in repurchase transactions.

         7. Certain Companies. Each Fund will not purchase securities of a company, if such purchase at the time thereof, would cause more than 5% of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

         8. Obligations of One Issuer. Each Fund will not purchase more than 10% of the outstanding publicly issued debt obligations of any issuer. With respect to the Ohio Insured Tax-Free Fund, this limitation does not apply to securities issued or guaranteed by the State of Ohio and its political subdivisions and duly constituted authorities and corporations. This limitation is not applicable to privately issued Municipal Obligations.

         9. Investing for Control. Each Fund will not invest in companies for the purpose of exercising control.

         10. Other Investment Companies. Each Fund will not invest more than 10% of its total assets in the securities of other investment companies and then only for temporary purposes in companies whose dividends are tax-exempt or invest more than 5% of its total assets in the securities of any investment company. Each Fund will not purchase more than 3% of the outstanding voting stock of any investment company.

         11. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

         12. Common Stocks. Each Fund will not invest in common stocks.

         13. Securities Owned by Affiliates. Each Fund will not purchase or retain the securities of any issuer if, to the Trust's knowledge, those Trustees and officers of the Trust or of the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

         14. Short Sales and Options. Each Fund will not sell any securities short or write call options. This limitation is not applicable to the extent that sales by a Fund of Municipal Obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

         As diversified series of the Trust, the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund have adopted the following additional investment limitation, which may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. Neither Fund will purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of a Fund and to not more than 10% of the outstanding voting securities of such issuer.

         THE LIMITATIONS APPLICABLE TO THE OHIO TAX-FREE MONEY FUND ARE:

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

         2. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by it except as may be necessary in connection with borrowings described in limitation
(1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Illiquid Investments. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

         5. Real Estate. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

         6. Commodities. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

         7. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

         8. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

         9. Short Sales and Options. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

         10. Other Investment Companies. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

         11. Concentration. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or any state and its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

         THE LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY FUND AND THE FLORIDA TAX-FREE MONEY FUND ARE:

         1. Borrowing Money. Each Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

         2. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

         3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Illiquid Investments. Each Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

         5. Real Estate. Each Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

         6. Commodities. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

         7. Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

         8. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities.

         9. Short Sales and Options. Each Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which a Fund may otherwise invest would be considered to be sales of options.

         10. Other Investment Companies. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

         11. Concentration. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

         12. Senior Securities. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.


         With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

         The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

INSURERS OF THE OHIO INSURED TAX-FREE FUND'S PORTFOLIO SECURITIES
-----------------------------------------------------------------
         In connection with its investments in insured long-term Ohio Obligations, the Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations: MBIA Insurance Corp.("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

         MBIA has been the leader in the municipal bond insurance market for the past sixteen years, holding a 42% share of the market in 1997. MBIA's volume of new issue municipal bonds increased to approximately $44 billion in 1997, as compared to $37 billion during the previous year. While premium levels in the municipal market continue to be very competitive, insurers throughout the industry are diversifying their products by targeting both the asset-based and the international markets. Although municipal bond insurance remains the dominant component of MBIA's written and earned premiums, the company further expanded its asset-backed business in 1998 with the acquisition of CapMAC
Holdings Inc. MBIA's efforts to capitalize on international insurance opportunities began in 1995 when it entered into a European joint venture with AMBAC and expanded further in 1998 with the opening of an office in Japan. MBIA's international business volume as of December 31, 1997 represents 2.3% of its total insured portfolio. MBIA continues to successfully position itself for continued growth and diversification without a material negative impact on its overall consolidated risk profile. MBIA is 98.4% publicly owned, with its remaining shares owned by Aetna Casualty & Surety Company.

         AMBAC is the oldest and second largest bond insurer. AMBAC held a 24% share of the municipal bond market in 1997, down from 29% the previous year, as management was not willing to follow downward pricing trends to maintain its share of the market. AMBAC has historically taken a very conservative approach to the bond insurance business, beyond simply underwriting, to a zero- loss philosophy. Management remains committed to investment- grade underwriting and risk management, not only for its bond insurance business, but for all of its products. AMBAC's disciplined underwriting continues to produce a high-quality book of business with a very low insured portfolio risk profile and a high margin of safety. As with other insurers, product diversification has been a cornerstone of the AMBAC strategic plan. The AMBAC and MBIA joint venture in Europe has made a material contribution to the overall business success of AMBAC's specialized finance division and AMBAC's entry into the asset-based insurance sector now accounts for 35% of its net par written. AMBAC is entirely owned by public shareholders.

         FGIC is 99% owned by General Electric Capital Services and 1% owned by Sumitomo Marine & Fire Insurance Co. Ltd. FGIC remains committed to investment-grade, zero-loss underwriting and risk management standards. This has resulted in a high-quality book of insured business. FGIC employs a conservative underwriting strategy in terms of its target markets, focusing on the low-risk sectors of the municipal market such as general obligations, tax-backed, water, sewer and transportation sectors. Although the company posted a 49.7% increase in net par written in 1997, net premiums written only rose 12.7%. The lower growth rate of net premiums written compared to net par written is the result of pricing declines in FGIC's targeted sectors, which represent the most competitively priced sectors. Without pressure from its parent to provide ever increasing returns, FGIC has little incentive to expand into the riskier sectors of the municipal market and therefore continues to focus on the lower- risk sectors that provide stable earnings.

         FSA continues to expand its presence in the municipal bond market with a 15% market share in 1997, up from a 5% market share in 1995. While FSA's roots are in the asset-based insurance sector, it no longer is the perennial market share leader in this market, although it remains a major player. From a total portfolio perspective, municipal insurance in force has surpassed the insured asset-backed portfolio. Municipal net par now represents 63% of the total par book of business with asset- backed net exposure declining to about 37%. The company's quality and risk management measurements are generally equal to or slightly better than most industry averages and it continues to predominately seek investment-grade underwriting. FSA's capital adequacy margin of safety, currently in the 1.5x - 1.6x range is above the industry average of 1.3x - 1.4x and management has indicated that it intends for the near-term to maintain its current margin of safety. Notwithstanding its underwriting conservatism, FSA's earnings measurements have exhibited recent improvement due to increased municipal bond market share, lower capital charges and economy of scale improvements. During the year ended December 31, 1997, net premiums written by FSA increased 43%.

TRUSTEES AND OFFICERS
---------------------
         The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Countrywide complex of mutual funds (consisting of the Trust, Countrywide Investment Trust and Countrywide Strategic Trust) for the fiscal year ended June 30, 1998. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each of the Trustees is also a Trustee of Countrywide Investment Trust and Countrywide Strategic Trust.

                                                                     AGGREGATE
                                                                   COMPENSATION
                                                    COMPENSATION        FROM
                                POSITION               FROM          COUNTRYWIDE
NAME                     AGE       HELD                TRUST           COMPLEX
---------------------    ---     --------           ------------     -----------
 Donald L. Bodgon, MD    67      Trustee            $ 4,000           $ 12,000
+H. Jerome Lerner        60      Trustee              4,000             12,000
*Robert H. Leshner       59      President/Trustee        0                  0
 Howard J. Levine        62      Trustee                  0                  0
*Angelo R. Mozilo        59      Chairman/Trustee         0                  0
 Fred A. Rappoport       51      Trustee              2,000              6,000
+Oscar P. Robertson      59      Trustee              4,000             12,000
 John F. Seymour, Jr.    60      Trustee              3,500             10,500
+Sebastiano Sterpa       69      Trustee              4,000             12,000
 Maryellen Peretzky      47      Vice President           0                  0
 William E. Hortz        40      Vice President           0                  0
 Tina D. Hosking         30      Secretary                0                  0
 Theresa M. Samocki      29      Treasurer                0                  0

  * Mr. Leshner and Mr. Mozilo, as officers and directors of Countrywide Investments, Inc., are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

 +               Member of Audit Committee.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     DONALD L. BOGDON, M.D., 1551 Hillcrest Avenue, Glendale, California is a physician with Hematology Oncology Consultants and a Director of Verdugo VNA (a hospice facility). Until 1996 he was President of Western Hematology/Oncology.

         H. JEROME LERNER, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc., a manufacturer of electronic connectors. He is also a director of Slush Puppy Inc., a manufacturer of frozen beverages, and Peerless Manufacturing, a manufacturer of bakery equipment.

         ROBERT H. LESHNER, 312 Walnut Street, Cincinnati, Ohio is President and a director of Countrywide Investments, Inc. (the investment adviser and principal underwriter of the Trust), Countrywide Financial Services, Inc.
(a financial services company and parent of Countrywide Investments, Inc., Countrywide Fund Services, Inc. and CW Fund Distributors, Inc.), Countrywide Fund Services, Inc. (a registered transfer agent) and CW Fund Distributors, Inc. (a registered broker-dealer). He is also President and a Trustee of Countrywide Strategic Trust and Countrywide Investment Trust, registered investment companies.

         HOWARD J. LEVINE, 26901 Agoura Road, Calabasas Hills, California is President of ARCS Commercial Mortgage Co., L.P.

         ANGELO R. MOZILO, 4500 Park Granada Boulevard, Calabasas, California is Chairman, Director and Chief Executive Officer of Countrywide Credit Industries, Inc. (a holding company). He is Chairman and a director of Countrywide Home Loans, Inc. (a residential mortgage lender), Countrywide Financial Services, Inc., Countrywide Investments, Inc., Countrywide Fund Services, Inc., CW Fund Distributors, Inc., Countrywide Servicing Exchange (a loan servicing broker), Countrywide Lending Corporation and Countrywide Capital Markets, Inc.
(parent company).  He is also a director of CCM Municipal Services, Inc.
(a tax lien purchaser), CTC Real Estate Services Corporation (a foreclosure trustee), LandSafe, Inc. (parent company) and various LandSafe, Inc. subsidiaries which provide property appraisals, credit reporting services, home inspection services, flood zone determination services, title insurance and/or closing services for residential mortgages.

     FRED A. RAPPOPORT, 830 Birchwood Drive, Los Angeles, California is Chairman of The Fred Rappoport Company, a broadcasting and entertainment company.

         OSCAR P. ROBERTSON,  4293 Muhlhauser Road, Fairfield, Ohio is President
of  Orchem  Corp.,  a  chemical  specialties   distributor,   and  Orpack  Stone
Corporation, a corrugated box manufacturer.

         JOHN F. SEYMOUR, JR., 46-393 Blackhawk Drive, Indian Wells, California is Chief Executive Officer of the Southern California Housing Development Corporation (a non-profit affordable housing company). He is a director and a consultant for Orange Coast Title Insurance Co. and is also a director of Irvine Apartment Communities (a REIT) and Inco Homes (a home builder). Until
January 1, 1995, he was the Executive Director of the California Housing Finance Agency. He is a former U.S. Senator, State Senator, California State Legislator and Mayor of Anaheim, California.

         SEBASTIANO STERPA, 200 West Glenoaks Boulevard, Glendale, California is Chairman of Sterpa Realty, Inc. and Chairman and a director of the California Housing Finance Agency. He is also a director of Real Estate Business Services and a director of the SunAmerica Mutual Funds.

         MARYELLEN PERETZKY, 312 Walnut Street, Cincinnati, Ohio is Senior Vice President, Chief Operating Officer and Secretary of Countrywide Investments, Inc. and Senior Vice President and Secretary of Countrywide Financial Services, Inc., Countrywide
Fund Services, Inc. and CW Fund Distributors, Inc. She is also Vice President of Countrywide Investment Trust and Countrywide Strategic Trust.

         WILLIAM E. HORTZ, 312 Walnut Street, Cincinnati, Ohio is Executive Vice President and Director of Sales of Countrywide Investments, Inc. and Countrywide Financial Services, Inc. He is also Vice President of Countrywide Investment Trust and Countrywide Strategic Trust. From 1996 until 1998, he was President of Peregrine Asset Management (an investment adviser). From 1991 until 1996, he was Regional Director of Neuberger & Berman Management (an investment adviser).

         TINA D. HOSKING, 312 Walnut Street, Cincinnati, Ohio is
Associate General Counsel and Assistant Vice President of
Countrywide Fund Services, Inc. and CW Fund Distributors, Inc.
She is also Secretary of Countrywide Investment Trust and
Countrywide Strategic Trust.

         THERESA M. SAMOCKI, 312 Walnut Street, Cincinnati, Ohio is Assistant Vice President-Fund Accounting Manager of Countrywide
Fund Services, Inc. and CW Fund Distributors, Inc.  She is also
Treasurer of Countrywide Investment Trust and Countrywide
Strategic Trust.

         Each Trustee, except for Messrs. Leshner and Mozilo, receives a quarterly retainer of $1,500 and a fee of $1,500 for each Board meeting attended. Such fees are split equally among the Trust, Countrywide Strategic Trust and Countrywide Investment
Trust.

THE INVESTMENT ADVISER AND UNDERWRITER
--------------------------------------
         Countrywide Investments, Inc. (the "Adviser"), formerly Midwest Group Financial Services, Inc., is the Funds' investment manager. The Adviser is a subsidiary of Countrywide Financial Services, Inc., which is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Messrs. Mozilo and Leshner are deemed to be affiliates of the Adviser by reason of their position as Chairman and President, respectively, of the Adviser. Messrs. Mozilo and Leshner, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser.

         Under the terms of the investment advisory agreements between the Trust and the Adviser, the Adviser manages the Funds' investments. Each Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of
 .5% of its
average daily net assets up to $100,000,000, .45% of such assets from $100,000,000 to $200,000,000, .4% of such assets from $200,000,000 to
$300,000,000 and .375% of such assets in excess of $300,000,000. The total fees paid by a Fund during the first and second halves of each fiscal year of the Trust may not exceed the semiannual total of the daily fee accruals requested by the Adviser during the applicable six month period.

         For the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Money Fund paid advisory fees of $150,790, $149,097 and $140,891, respectively. For the fiscal years ended June 30, 1998, 1997 and 1996, the Tax-Free Intermediate Term Fund paid advisory fees of $302,947, $343,509 and $398,576, respectively. For the fiscal years ended June 30, 1998, 1997 and 1996, the Ohio Insured Tax-Free Fund paid advisory fees of $378,345, $393,579 and $397,265, respectively; however, the Adviser voluntarily reimbursed the Fund for $948 and $2,708 of Class A expenses for the fiscal years ended June 30, 1998 and 1996, respectively, in order to reduce the operating expenses of the Fund. For the fiscal years ended June 30, 1998, 1997 and 1996, the Ohio Tax- Free Money Fund accrued advisory fees of $1,421,029, $1,181,638 and $1,117,233, respectively; however, the Adviser voluntarily waived $46,680 and $54,672 of its fees and reimbursed the Fund for $7,979 and $9,148 of Class B expenses for the fiscal years ended June 30, 1998 and 1997, respectively, in order to reduce the operating expenses of the Fund. For the fiscal years ended June 30, 1998, 1997 and 1996, the California Tax-Free Money Fund accrued advisory fees of $210,813, $200,103 and $142,143, respectively; however, the Adviser voluntarily waived $6,600 of its fees for the fiscal year ended June 30, 1996 in order to reduce the operating expenses of the Fund. For the fiscal years ended June 30, 1998, 1997 and 1996, the Florida Tax-Free Money Fund accrued advisory fees of $276,608, $234,628 and $152,663, respectively; however, the Adviser voluntarily waived $107,645, $87,852 and $58,284 of its fees for the fiscal years ended June 30, 1998, 1997 and 1996, respectively, and reimbursed the Fund for $7,114 and $18,259 of Class B expenses for the fiscal years ended June 30, 1998 and 1997, respectively, in order to reduce the operating expenses of the Fund.

     The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plans of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Adviser are paid by the Adviser.

         By their terms, the Funds' investment advisory agreements remain in force until February 28, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The investment advisory agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

         The Adviser is also the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Adviser is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

         The Adviser currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The Adviser retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. For the fiscal year ended June 30, 1998, the aggregate underwriting commissions on sales of the Funds' shares were $141,856 of which the Adviser paid $124,248 to unaffiliated broker-dealers in the selling network, earned $7,484 as a broker-dealer in the selling network and retained $10,124 in underwriting commissions. For the fiscal year ended June 30, 1997, the aggregate underwriting commissions on sales of the Funds' shares were $190,011 of which the Adviser paid $170,321 to unaffiliated broker-dealers in the selling network, earned $5,456 as a broker-dealer in the selling network and retained $14,234 in underwriting commissions. For the fiscal year ended June 30, 1996, the aggregate underwriting commissions on sales of the Funds' shares were $311,870 of which the Adviser paid $279,354 to unaffiliated dealers in the selling network, earned $14,509 as a broker-dealer in the selling network and retained $18,007 in underwriting commissions.

         The Adviser retains the contingent deferred sales load on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which are subject to a contingent deferred sales load. For the fiscal year ended June 30, 1998, the Adviser retained $6,430 and $5,587 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1997, the

Adviser retained $5,958 and $1,441 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1996, the Adviser retained $5,802 and $349 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

         The Funds may compensate dealers, including the Adviser and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------
         Class A Plan -- As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but
not  limited  to,  the  printing  of  prospectuses,   statements  of  additional
information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Adviser. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of
 .25% of the average daily net assets of the Tax-Free Money Fund and .25% of the average daily net assets of the Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund. Unreimbursed expenses will not be carried over from year to year.

         For the fiscal year ended June 30, 1998, the aggregate distribution-related expenditures of the Tax-Free Money Fund ("MF"), the Tax-Free Intermediate Term Fund ("ITF"), the Ohio Insured Tax-Free Fund ("OIF"), the Ohio Tax-Free Money Fund ("OMF"), the California Tax-Free Money Fund ("CMF") and the Florida Tax-Free Money Fund ("FMF") under the Class A Plan were $10,767, $71,805, $18,754, $435,722, $19,803 and $39,096, respectively. Amounts were spent as follows:


                             MF       ITF        OIF        OMF         CMF        FMF
                             --       ---        ---        ---         ---        ---
Printing and mailing
of prospectuses and
reports to prospective
shareholders . . . .      $ 1,767   $  3,647   $ 4,605   $   5,283  $  4,803    $ 1,982
Payments to broker-
dealers and others
for the sale or
retention of assets .       9,000     68,158     14,149    425,979     15,000     37,114
Other promotional
expenses . . . . . .          ---        ---       ---       4,460        ---        ---
                         --------    -------    -------   ---------- --------- ----------
                          $10,767   $ 71,805    $18,754    $435,722    $19,803    $39,096
                          =======   ========    =======    ========    =======    =======

     Class C Plan  (Tax-Free  Intermediate  Term Fund and Ohio Insured  Tax-Free
Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

      For the fiscal year ended June 30, 1998, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund ("ITF") and the Ohio Insured Tax-Free Fund ("OIF") under the Class C Plan were $33,170 and $29,140, respectively.
Amounts were spent as follows:

                                             ITF              OIF
Printing and mailing of
  prospectuses and reports
  to prospective shareholders. . . . . . $   328            $   341
Payments to broker-dealers and
  others for the sale or
  retention of assets. . . . . . . . . .  32,842              28,799
                                         -------             -------
                                          $33,170            $29,140
                                          =======            =======

         GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

         The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Adviser after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

         Angelo R. Mozilo and Robert H. Leshner, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------
         Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds or the Predecessor Fund during the last three fiscal years.

         The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

         Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

         The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust or the Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser nor affiliates of the Trust or the Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

CODE OF ETHICS. The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser. The Code requires that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Adviser include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser within periods of trading by the Funds in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------
         The Adviser intends to hold the portfolio securities of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

         The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Adviser's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Adviser, a favorable yield spread exists between specific issues or different market sectors.

         A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Adviser anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
-----------------------------------------------------
         The share price (net asset value) of the shares of the Tax- Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a

Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

         Pursuant to Rule 2a-7 promulgated under the Investment Company Act of 1940, the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund.

         Pursuant to Rule 2a-7, the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

         The maturity of a floating or variable rate instrument subject to a demand feature held by the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

         The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two nationally recognized statistical rating organizations ("NRSROs") (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Adviser, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Adviser, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

         The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

         While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

         Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

         If, in the Adviser's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, the Adviser will use (consistent with procedures established by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Adviser may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

         Since it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

         The Board of Trustees has adopted the policy for the Tax- Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

         Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

OTHER PURCHASE INFORMATION
--------------------------
         The Prospectus describes generally how to purchase shares of the Funds. Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

         RIGHT OF ACCUMULATION. A "purchaser" (as defined in the Prospectus) of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent.

         LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in any load fund distributed by the Adviser a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the

Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

         The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

         A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

         OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load," "Purchases at Net Asset Value" or "Exchange Privilege" sections in the Prospectus because such purchases require minimal sales effort by the Adviser. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----
         The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

         Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

         Each Fund intends to invest  primarily  in  obligations  with  interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Tax-Free Money Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

         Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders should consult their tax advisors as to the application of these provisions.

         Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). In general, the tax will apply to such benefits only in cases where the recipient's provisional income, consisting of adjusted gross income, tax-exempt interest income and 50% of any Social Security benefits, exceeds a base amount ($25,000 for single individuals and $32,000 for individuals filing a joint return). In such cases, the tax will be imposed on the lesser of 50% of the recipient's Social Security benefits or the excess of provisional income over the base amount. A second tier of inclusion rules for high-income social security recipients has been added for tax years beginning after 1993. These new rules apply to taxpayers who have provisional income over $44,000 (married filing jointly) or $34,000 (single). For these taxpayers, the amount of benefit subject to tax is the lesser of (1) 85% of the social security benefit received or (2) 85% of the excess of the taxpayer's provisional income over $44,000 (married filing jointly) or $34,000 (single) plus the smaller of
(a) $6,000 (married filing jointly) or $4,500 (single) or (b) the amount taxable under the 50% inclusion rules described above. Shareholders receiving Social Security benefits may wish to consult their tax advisors.

         All or a portion of the sales load incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other fund of Countrywide Investments and a sales load that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the funds of Countrywide Investments. The portion of the sales load so excluded from the tax basis of the shares sold will equal the amount by which the sales load that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales load excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 1998, the Tax- Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $996,209, none of which expire prior to June 30, 1999.

         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

         The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------
         Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------
         Yield quotations on investments in the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1998 were 3.04% and 3.09%, respectively. The Ohio Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1998 were 3.02% and 3.07%, respectively, for Class A shares and 3.27% and 3.32%, respectively, for Class B shares. The California Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1998 were 3.12% and 3.17%, respectively. The Florida Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1998 were 3.00% and 3.04%, respectively, for Class A shares and 3.26% and 3.31%, respectively, for Class B shares. The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may also quote a tax- equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1998 were 5.03% and 5.12%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the Ohio Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1998 were 5.41% and 5.49%, respectively, for Class A shares and 5.85% and 5.94%, respectively, for Class B shares. Based on the highest combined marginal federal and California income tax rate for individuals (45.22%), the California Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1998 were 5.70% and 5.79%, respectively. Based on the highest marginal federal income tax rate for individuals (39.6%), the Florida Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1998 were 4.97% and 5.03%, respectively, for Class A shares and 5.40% and 5.48%, respectively, for Class B shares.

         From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                          P (1 + T)n = ERV
Where:
P =               a hypothetical initial payment of $1,000
T =               average annual total return
n =               number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 1998 are as follows:

Tax-Free Intermediate Term Fund (Class A)
1 year                                                                 3.52%
5 years                                                                4.44%
10 years                                                               6.10%

Tax-Free Intermediate Term Fund (Class C)
1 year                                                                 4.85%
Since inception (February 1, 1994)                                     3.74%

Ohio Insured Tax-Free Fund (Class A)
1 year                                                                 2.75%
5 years                                                                4.45%
10 years                                                               6.89%

Ohio Insured Tax-Free Fund (Class C)
1 year                                                                 6.24%
Since inception (November 1, 1993)                                     4.33%

         The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end sales load (or contingent deferred sales load for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) which, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

                                                          Ohio         Ohio
                      Tax-Free          Tax-Free          Insured      Insured
                      Intermediate      Intermediate      Tax-Free     Tax-Free
                      Term Fund         Term Fund         Fund         Fund
                      Class A           Class C           Class A      Class C
Period Ended          ------------      ------------      ---------    --------
June 30, 1989            5.76%                              9.75%
June 30, 1990            6.35%                              5.53%
June 30, 1991            7.38%                              7.98%
June 30, 1992            8.78%                             11.55%
June 30, 1993           10.75%                             12.24%
June 30, 1994            1.70%           -3.40%(1)         -0.41%      -4.01%(2)
June 30, 1995            6.36%            5.82%             7.75%        7.31%
June 30, 1996            4.51%            4.00%             5.05%        4.44%
June 30, 1997            6.19%            5.49%             7.36%        6.65%
June 30, 1998            5.63%            4.85%             7.03%        6.24%

(1)      From date of initial public offering on February 1, 1994.
(2)      From date of initial public offering on November 1, 1993.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (excluding sales loads) for the periods ended June 30, 1998 are as follows:

Tax-Free Intermediate Term Fund (Class A)
1 Year                                                  5.63%
3 Years                                                 5.44%
5 Years                                                 4.86%
10 Years                                                6.32%
Since inception (September 10, 1981)                    6.42%

Ohio Insured Tax-Free Fund (Class A)
1 Year                                                  7.03%
3 Years                                                 6.47%
5 Years                                                 5.31%
10 Years                                                7.33%
Since inception (April 1, 1985)                         8.01%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise their yield and tax- equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield = 2[(a-b/cd + 1)6 - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1998 were 4.10% and 3.44%, respectively. The yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1998 were 4.53% and 3.97%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the tax-equivalent yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1998 were 6.79% and 5.70%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the tax-equivalent yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1998 were 8.11% and 7.11%, respectively.

         The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Class A and Class B shares of the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund. The yield of Class B shares is expected to be higher than the yield of Class A shares due to the distribution fees imposed on Class A shares. Average annual total return and yield are computed separately for Class A and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

         To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

         IBC's Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. In addition, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

         Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Tax-Free Money Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Fund may provide comparative performance information appearing in the Ohio Tax- Exempt Money Market Funds category, the California Tax-Free Money Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

         In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

         As of August 13, 1999, The Fifth Third Bank Trust Department, 38 Fountain Square Plaza, Cincinnati, Ohio, owned of record 35.30% of the Trust's outstanding shares, including 89.57% of the outstanding Class B shares of the Ohio Tax-Free Money Fund and 65.97% of the outstanding Class B shares of the Florida Tax-

Free Money Fund. The Fifth Third Bank may be deemed to control the Trust, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund by virtue of the fact that it owned of record more than 25% of such shares as of such date. As of August 13, 1999, BHC Securities, Inc., 2005 Market Street, Philadelphia, Pennsylvania owned of record 33.80% of the outstanding Class A shares of the Ohio Tax-Free Money Fund and 5.49% of the outstanding Class C shares of the Ohio Insured Tax-Free Fund. BHC Securities, Inc. may be deemed to control the Class A shares of the Ohio Tax-Free Money Fund by virtue of the fact that it owned of record more than 25% of such shares as of such date. As of August 13, 1999, Wachovia Investments, Inc., P.O. Box 110, Winston Salem, North Carolina owned of record 56.46% of the outstanding Class A shares of the Florida Tax-Free Money Fund. Wachovia Investments, Inc. may be deemed to control the Class A shares of the Florida Tax-Free Money Fund by virtue of the fact that it owned of record more than 25% of such shares on such date. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of a Fund generally would be able to cast the deciding vote on such matters.

         As of August 13, 1999, National Investor Services Corp. FBO The Exclusive Benefit of its Customers, 55 Water Street, New York, New York owned of record 10.83% of the outstanding shares of the Tax-Free Money Fund and 21.59% of the outstanding Class B shares of the Florida Tax-Free Money Fund; Edward A. Striker and Carol A. Striker, 9711 Bennington Drive, Cincinnati, Ohio owned of record 5.99% of the outstanding shares of the Tax-Free Money Fund; David Tondow Jr. and Margaret L. Tondow, 2937 Alpine Terrace, Cincinnati, Ohio owned of record 5.25% of the outstanding shares of the Tax-Free Money Fund: Merrill Lynch, Pierce, Fenner & Smith Incorporated, For the Sole Benefit of Its
Customers, 4800 Deer Lake Drive East, Jacksonville, Florida owned of record 5.30% of the outstanding Class A shares of the Tax-Free Intermediate Term Fund; Deborah L. Lontor, 584 Lindford Drive, Bay Village, Ohio owned of record 6.15% of the outstanding Class C shares of the Tax-Free Intermediate Term Fund; Regina
M. Gray, 18442 Piers End Drive, Noblesville, Indiana owned of record 7.60% of the outstanding Class C shares of the Tax-Free Intermediate Term Fund; PaineWebber FBO Leland Brubaker Trustee, 4229 Westleton Court, Columbus, Ohio owned of record 6.03% of the outstanding Class C shares of the Ohio Insured Tax-Free Fund; Jerry Bach, 9055 Shawnee Run Road, Cincinnati, Ohio owned of record 7.13% of the outstanding Class A shares of the Ohio Tax- Free Money Fund; Joseph H. Kanter, 9792 Windisch Road, West Chester, Ohio owned of record 7.10% of the outstanding Class A shares of the Florida Tax-Free Money Fund; Milton R. Psaty Trustee, The Milton Psaty Revocable Living Trust, 2580 S. Ocean Boulevard, Palm Beach, Florida owned of record 6.72% of the outstanding Class A shares of the Florida Tax-Free Money Fund; and Bode Finn Limited Partnership, P.O. Box 83250, Columbus, Ohio owned of record 7.94% of the outstanding Class B shares of the Florida Tax-Free Money Fund.

         As of August 13, 1999, the Trustees and officers of the Trust as a group owned of record and beneficially 3.09% of the outstanding shares of the California Tax-Free Money Fund. As of the same date, the Trustees and officers owned of record or beneficially less than 1% of the outstanding shares of the Trust and of each other Fund.

CUSTODIAN
---------
         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

         The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Florida Tax-Free Money Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

AUDITORS
--------
         The firm of Arthur Andersen LLP has been selected as independent auditors for the Trust for the fiscal year ending June 30, 1999. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.

TRANSFER AGENT
--------------
         The Trust's transfer agent, Countrywide Fund Services, Inc. ("CFS"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS is an affiliate of the Adviser by reason of common ownership. CFS receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         CFS also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable CFS to perform its duties, the Tax-Free Money Fund and the California Tax-Free Money Fund each pay CFS a fee in accordance with the following schedule:

         Asset Size of Fund                          Monthly Fee
     $          0 - $ 50,000,000                     $2,500
     $ 50,000,000 - $100,000,000                     $3,000
     $100,000,000 - $200,000,000                     $3,500
     $200,000,000 - $300,000,000                     $4,000
               Over $300,000,000                     $5,000*

The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each pay CFS a fee in accordance with the following schedule:

           Asset Size of Fund                         Monthly Fee
  $          0 - $ 50,000,000                         $3,500
  $ 50,000,000 - $100,000,000                         $4,000
  $100,000,000 - $200,000,000                         $4,500
  $200,000,000 - $300,000,000                         $5,000
            Over $300,000,000                         $6,000*

* Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

         CFS is  retained  by the  Adviser  to assist the  Adviser in  providing administrative services to the Funds. In this capacity, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. CFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, CFS receives a fee from the Adviser.

The Adviser is solely responsible for the payment of these administrative fees to CFS, and CFS has agreed to seek payment of such fees solely from the Adviser.

TAX EQUIVALENT YIELD TABLES
---------------------------
         The tax equivalent yield tables illustrate approximately the yield an individual investor must earn on taxable investments to equal a tax-exempt yield in various income tax brackets.

     TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND AND FLORIDA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under marginal federal 1998 income tax rates. No adjustments have been made for state or local taxes.

         OHIO INSURED TAX-FREE FUND AND OHIO TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and Ohio 1998 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

         CALIFORNIA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and California 1998 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.


         For federal income tax purposes, the total amount otherwise allowable as a deduction for personal exemptions in computing taxable income is reduced by 2% for each $2,500 (or fraction of that amount) by which the taxpayer's adjusted gross income exceeds $124,500 (single return) or $186,800 (joint return). In addition, the total amount otherwise allowable as itemized deductions in computing taxable income is reduced by 3% of the amount by which the taxpayer's adjusted gross income exceeds $124,500. The tax equivalent yield tables have not been adjusted to reflect the impact of these adjustments to taxable income.


TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND
AND FLORIDA TAX-FREE MONEY FUND
                                   Tax-Exempt Yield
               --------------------------------------------
                3.0%    3.5%    4.0%    4.5%    5.0%   5.5%
Federal
Tax Bracket*                 Tax Equivalent Yield
-----------    ---------------------------------------------
15%             3.53%   4.12%   4.71%   5.29%   5.88%    6.47
28%             4.17    4.86    5.56    6.25     6.94    7.64
31%             4.35    5.07    5.80    6.52     7.25    7.97
36%             4.69    5.47    6.25    7.03     7.81    8.59
39.6%           4.97    5.79    6.62    7.45     8.28    9.11

OHIO INSURED TAX-FREE FUND
OHIO TAX-FREE MONEY FUND
                                   Tax-Exempt Yield
Combined       --------------------------------------------
Ohio and        3.0%    3.5%    4.0%     4.5%    5.0%    5.5%
Federal
Tax Bracket*                       Tax Equivalent Yield
-----------    ---------------------------------------------
18.788%        3.69%    4.31%   4.93%    5.54%   6.16%   6.77
31.745%        4.40     5.13    5.86     6.59    7.33    8.06
35.761%        4.67     5.45    6.23     7.01    7.78    8.56
40.800%        5.07     5.91    6.76     7.60    8.45    9.29
44.130%        5.37     6.26    7.16     8.05    8.95    9.84

CALIFORNIA TAX-FREE MONEY FUND
                                   Tax-Exempt Yield
Combined       --------------------------------------------
California and   3.0%   3.5%   4.0%     4.5%    5.0%    5.5%
Federal
Tax Bracket*                       Tax Equivalent Yield
-----------    ---------------------------------------------
20.100%         3.75%   4.38%   5.01%   5.63%   6.26%   6.88
34.696%         4.59    5.36    6.13    6.89    7.66    8.42
37.417%         4.79    5.59    6.39    7.19    7.99    8.79
41.952%         5.17    6.03    6.89    7.75    8.61    9.47
45.217%         5.48    6.39    7.30    8.21    9.13   10.04


*Tax Brackets                                               Combined         Combined
-------------                                               Ohio and         California and
                                            Federal         Federal          Federal
Single             Joint                    Tax             Tax              Tax
Return             Return                   Bracket         Bracket          Bracket
---------------------------------------------------------------------------------------------------------------
Not over $25,350  Not Over $42,350          15%             18.788%          20.100%
$25,350-$61,400   $42,350-$102,300          28%             31.745%          34.696%
$61,400-$128,100  $102,300-$155,950         31%             35.761%          37.417%
$128,100-$278,450 $155,950-$278,450         36%             40.800%          41.952%
Over $278,450     Over $278,450           39.6%             44.130%          45.217%


ANNUAL REPORT
-------------
     The Funds' financial statements as of June 30, 1998 appear in the Trust's annual report which is attached to this Statement of Additional Information.

                                 ANNUAL REPORT
                                 JUNE 30, 1998


                                    TAX-FREE
                                   MONEY FUND

                                    (Diamond)

                               CALIFORNIA TAX-FREE
                                   MONEY FUND

                                    (Diamond)

                                  OHIO TAX-FREE
                                   MONEY FUND

                                    (Diamond)

                                FLORIDA TAX-FREE
                                   MONEY FUND

                                    (Diamond)

                              TAX-FREE INTERMEDIATE
                                    TERM FUND

                                    (Diamond)

                                  OHIO INSURED
                                  TAX-FREE FUND

                                    (Diamond)

                                KENTUCKY TAX-FREE
                                   MONEY FUND

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================
Overview
The performance of the domestic economy over the twelve months ended June 30, 1998 has been nothing short of remarkable. Economic growth continued at an above trend pace with little or no signs of inflation. In fact, inflation, as measured by the Consumer Price Index, declined from an annual rate of 2.3% on June 30, 1997 to 1.7% a year later. Employment growth, rising incomes and a very strong stock market buoyed consumer confidence and led to the tremendous growth experienced over the past year. After a rocky start, the performance of the bond market was impressive as well. During the summer of 1997, bond yields experienced somewhat of a roller coaster ride as investor focus shifted from the low level of inflation to the robust domestic economy. However, in the months that followed, the focus of investors shifted again to the financial crisis unfolding in Asia. Bond investors became concerned that weakness in the Asian economies would negatively impact our domestic economy and, in turn, allow interest rates to move lower. This remained the dominant theme for the balance of the fiscal year.

In the Treasury market, yields declined with the 30-year Treasury bond reaching a near record low of 5.62% on June 30,1998. Yields on short and intermediate-term Treasuries did not decline as much, however, as the realization that the Federal Reserve would not lower interest rates provided a floor for yields on short and intermediate-term Treasuries. Performance in the municipal market lagged that of the Treasury market for much of the fiscal year. Low interest rates and healthy financial positions spurred municipalities to issue a near record amount of new debt. This burdensome new-issue supply caused municipal bonds to underperform relative to Treasuries.

Tax-Free Intermediate Term Fund
The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 1998, the Fund's total returns (excluding the impact of applicable sales loads) were 5.63% and 4.85% for Class A shares and Class C shares, respectively. The Lehman Brothers 5-Year Municipal G.O. Bond Index returned 6.35% during the same period.

The Tax-Free Intermediate Term Fund performed comparably to the Lehman Brothers 5-Year Municipal G.O. Bond Index after giving consideration to associated operating expenses of the Fund. Our focus in this Fund remains unchanged: to provide high tax-free income while minimizing principal volatility. Given the relative steepness of the municipal yield curve, we have recently been buying in the ten to fifteen year maturity range where the investor is being compensated for the additional risk.

Ohio Insured Tax-Free Fund
The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 1998, the Fund's total returns (excluding the impact of applicable sales loads) were 7.03% and 6.24% for Class A shares and Class C shares, respectively. The Lehman Brothers 15-Year Municipal G.O. Bond Index returned 9.64% during the same period.

Performance of the Fund lagged the performance of the Lehman Brothers 15-Year Municipal G.O. Bond Index during the first half of the fiscal year as the general decline in interest rates, combined with the Fund's shorter maturity and duration, hampered our ability to keep pace. In the second half of the fiscal year, we selectively sold short-term prerefunded issues and invested the proceeds in securities with maturities of twenty to twenty-five years and good call protection. While this swap generated long-term capital gains in the Fund, we felt it was necessary for two reasons. First, the issues that were sold had realized most of their upside price potential and would only decline in price as they approached maturity. Second, we felt the need to restructure the maturity and duration characteristics of the portfolio in an effort to keep pace with its benchmark on a total return basis. Going forward, we will continue to look for those issues which, we believe, will provide the best combination of yield and total return.

Kentucky Tax-Free Fund
The Kentucky Tax-Free Fund seeks the highest level of interest income exempt from federal and Kentucky income taxes, consistent with the protection of capital. The Fund invests primarily in high and medium-quality Kentucky municipal obligations. For the ten months ended June 30, 1998, the Fund's total return (excluding the impact of applicable sales loads) was 6.05%, as compared to 6.72% for the Lehman Brothers Municipal Bond Index during the same period.

In September 1997, we acquired the Kentucky Tax-Free Fund and assumed portfolio management responsibility. At that time, the Fund was managed to maximize liquidity and, as a result, had a weighted-average maturity comparable to that of intermediate-term funds. After researching the market, we determined that a long-term maturity structure would allow us to be more competitive with the other Kentucky tax-free funds in the marketplace. During the first four months of the fiscal period, we underperformed the Lehman Brothers Municipal Bond Index due to the relatively short average maturity of the portfolio. In late 1997, we began to extend the weighted-average maturity of the Fund to bring it more in line with its benchmark and our peers. This enhanced the performance of the Fund during the last six months of the period. We will continue to extend the average maturity of the Fund by seeking issues with maturities of twenty to twenty-five years and good call protection.

Outlook
Our outlook for the remainder of the year is constructive for the bond market. With the exception of a larger trade deficit, there has been little impact on the U.S. economy from the Asian financial crisis. Consumer demand, which has been one of the main drivers of economic growth, remains strong. However, if the stock market should falter, consumers will be less willing to spend more than they are earning. A slowdown in consumption would likely reduce economic activity, allowing interest rates to move lower. In addition, given that municipals have lagged the Treasury market for much of the year, we believe that municipal bonds offer investors added value as a fixed-income investment alternative.

A Representation of the Graphic Material Contained in the June 30, 1998 Annual Report for Countrywide Tax-Free Trust is set forth below:

Comparison of the Change in Value since June 30, 1988 of a $10,000 Investment in the Tax-Free Intermediate Term Fund* and the Lehman Brothers 5-Year Municipal G.O. Bond Index

LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O.           TAX-FREE INTERMEDIATE TERM FUND:
BOND INDEX:
              QTRLY                                         QTRLY
 DATE         RETURN        BALANCE            DATE         RETURN      BALANCE

 06/30/88                    10,000            06/30/88                  9,800
 09/30/88      1.14%         10,114            09/30/88       1.14%      9,911
 12/31/88      0.61%         10,176            12/31/88       1.16%     10,027
 03/31/89     -0.28%         10,147            03/31/89       0.79%     10,106
 06/30/89      4.70%         10,624            06/30/89       2.56%     10,364
 09/30/89      1.11%         10,742            09/30/89       1.54%     10,524
 12/31/89      2.99%         11,063            12/31/89       2.32%     10,769
 03/31/90      0.48%         11,116            03/31/90       0.57%     10,830
 06/30/90      2.24%         11,365            06/30/90       1.78%     11,023
 09/30/90      1.06%         11,486            09/30/90       0.47%     11,075
 12/31/90      3.32%         11,867            12/31/90       3.11%     11,419
 03/31/91      2.15%         12,122            03/31/91       1.93%     11,638
 06/30/91      1.75%         12,334            06/30/91       1.69%     11,836
 09/30/91      3.55%         12,772            09/30/91       2.89%     12,178
 12/31/91      3.35%         13,200            12/31/91       2.29%     12,457
 03/31/92     -0.08%         13,190            03/31/92       0.48%     12,516
 06/30/92      3.25%         13,618            06/30/92       2.87%     12,875
 09/30/92      2.49%         13,957            09/30/92       2.19%     13,157
 12/31/92      1.59%         14,179            12/31/92       1.98%     13,417
 03/31/93      2.54%         14,539            03/31/93       3.40%     13,874
 06/30/93      2.36%         14,883            06/30/93       2.78%     14,259
 09/30/93      2.16%         15,204            09/30/93       3.17%     14,711
 12/31/93      1.23%         15,391            12/31/93       1.19%     14,885
 03/31/94     -3.15%         14,906            03/31/94      -3.37%     14,383
 06/30/94      1.34%         15,106            06/30/94       0.82%     14,501
 09/30/94      0.81%         15,228            09/30/94       0.57%     14,583
 12/31/94     -0.33%         15,178            12/31/94      -0.91%     14,450
 03/31/95      4.06%         15,794            03/31/95       4.35%     15,077
 06/30/95      2.55%         16,197            06/30/95       2.29%     15,422
 09/30/95      2.73%         16,639            09/30/95       2.07%     15,741
 12/31/95      1.83%         16,944            12/31/95       2.43%     16,123
 03/31/96      0.32%         16,999            03/31/96      -0.43%     16,054
 06/30/96      0.43%         17,072            06/30/96       0.40%     16,119
 09/30/96      1.63%         17,350            09/30/96       1.60%     16,377
 12/31/96      2.18%         17,728            12/31/96       2.26%     16,747
 03/31/97     -0.16%         17,700            03/31/97      -0.15%     16,722
 06/30/97      2.49%         18,141            06/30/97       2.36%     17,116
 09/30/97      2.19%         18,539            09/30/97       1.87%     17,435
 12/31/97      1.84%         18,880            12/31/97       1.69%     17,729
 03/31/98      1.17%         19,101            03/31/98       0.84%     17,878
 06/30/98      1.01%         19,294            06/30/98       1.13%     18,080

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

Tax-Free Intermediate Term Fund
Average Annual Total Returns

                    1 Year     5 Years     10 Years     Since Inception
Class A             3.52%      4.44%       6.10%        6.29%
Class C             4.85%       ---         ---         3.74%

Past performance is not predictive of future performance.

Comparison of the Change in Value since June 30, 1988 of a $10,000 Investment in the Ohio Insured Tax-Free Fund* and the Lehman Brothers 15-Year Municipal G.O. Bond Index

LEHMAN BROTHERS 15-YEAR MUNICIPAL
G.O. BOND INDEX:                                  OHIO INSURED TAX-FREE FUND:

                QTRLY                                         QTRLY
 DATE           RETURN       BALANCE           DATE           RETURN     BALANCE

 06/30/88                    10,000            06/30/88                    9,600
 09/30/88       2.57%        10,257            09/30/88        2.15%       9,806
 12/31/88       1.94%        10,456            12/31/88        2.24%      10,026
 03/31/89       0.38%        10,496            03/31/89        0.79%      10,104
 06/30/89       6.32%        11,159            06/30/89        4.27%      10,536
 09/30/89      -0.43%        11,111            09/30/89       -0.04%      10,532
 12/31/89       4.42%        11,602            12/31/89        3.71%      10,923
 03/31/90      -0.01%        11,601            03/31/90       -0.10%      10,912
 06/30/90       2.29%        11,867            06/30/90        1.90%      11,118
 09/30/90      -0.41%        11,818            09/30/90        0.08%      11,127
 12/31/90       4.42%        12,340            12/31/90        3.97%      11,569
 03/31/91       1.85%        12,569            03/31/91        1.78%      11,775
 06/30/91       1.96%        12,815            06/30/91        1.96%      12,006
 09/30/91       4.09%        13,339            09/30/91        3.67%      12,446
 12/31/91       3.13%        13,757            12/31/91        3.19%      12,842
 03/31/92       0.54%        13,831            03/31/92       -0.06%      12,835
 06/30/92       3.81%        14,358            06/30/92        4.35%      13,393
 09/30/92       2.86%        14,769            09/30/92        1.95%      13,654
 12/31/92       2.47%        15,133            12/31/92        2.29%      13,967
 03/31/93       4.24%        15,775            03/31/93        3.78%      14,495
 06/30/93       3.67%        16,354            06/30/93        3.70%      15,032
 09/30/93       4.17%        17,036            09/30/93        3.86%      15,611
 12/31/93       1.56%        17,302            12/31/93        0.73%      15,725
 03/31/94      -6.78%        16,129            03/31/94       -5.28%      14,894
 06/30/94       1.42%        16,358            06/30/94        0.50%      14,969
 09/30/94       0.41%        16,425            09/30/94        0.17%      14,995
 12/31/94      -1.75%        16,137            12/31/94       -0.77%      14,880
 03/31/95       8.41%        17,494            03/31/95        6.59%      15,861
 06/30/95       2.23%        17,885            06/30/95        1.69%      16,129
 09/30/95       3.65%        18,537            09/30/95        2.33%      16,506
 12/31/95       4.05%        19,288            12/31/95        4.45%      17,241
 03/31/96      -0.95%        19,105            03/31/96       -2.15%      16,869
 06/30/96       0.35%        19,172            06/30/96        0.44%      16,944
 09/30/96       2.40%        19,632            09/30/96        2.38%      17,346
 12/31/96       3.03%        20,227            12/31/96        2.44%      17,770
 03/31/97      -0.07%        20,213            03/31/97       -0.81%      17,625
 06/30/97       4.18%        21,057            06/30/97        3.21%      18,190
 09/30/97       3.43%        21,780            09/30/97        2.42%      18,631
 12/31/97       2.83%        22,396            12/31/97        2.24%      19,049
 03/31/98       1.32%        22,692            03/31/98        0.89%      19,218
 06/30/98       1.76%        23,091            06/30/98        1.31%      19,469


Ohio Insured Tax-Free Fund
Average Annual Total Returns

                    1 Year     5 Years     10 Years     Since Inception
Class A             2.75%      4.45%       6.89%        7.68%
Class C             6.24%       ---         ---         4.33%

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

Past performance is not predictive of future performance.

Comparison of the Change in Value Since Inception (September 27, 1995) of a $10,000 Investment in the Kentucky Tax-Free Fund and the Lehman Brothers Municipal Bond Index

LEHMAN BROTHERS MUNICIPAL
BOND INDEX: (w/ reinvested divds)               KENTUCKY TAX-FREE FUND:

             MONTHLY                                    MONTHLY
DATE         RETURN        BALANCE         DATE         RETURN        BALANCE
09/27/95                   10,000          09/27/95                     9,600
10/31/95     1.45%         10,145          10/31/95      2.42%          9,832
11/30/95     1.66%         10,313          11/30/95      1.90%         10,019
12/31/95     0.96%         10,412          12/31/95      1.23%         10,142
01/31/96     0.76%         10,492          01/31/96      0.65%         10,208
02/29/96    -0.68%         10,420          02/29/96     -0.73%         10,133
03/31/96    -1.28%         10,287          03/31/96     -1.20%         10,011
04/30/96    -0.28%         10,258          04/30/96     -0.17%          9,994
05/31/96    -0.04%         10,254          05/31/96     -0.01%          9,992
06/30/96     1.09%         10,366          06/30/96     -0.18%          9,974
07/31/96     0.91%         10,460          07/31/96      1.66%         10,140
08/31/96    -0.02%         10,458          08/31/96      0.17%         10,157
09/30/96     1.40%         10,604          09/30/96      1.00%         10,259
10/31/96     1.13%         10,724          10/31/96      0.94%         10,355
11/30/96     1.83%         10,920          11/30/96      1.53%         10,514
12/31/96    -0.42%         10,875          12/31/96     -0.34%         10,478
01/31/97     0.19%         10,895          01/31/97      0.26%         10,505
02/28/97     0.92%         10,995          02/28/97      0.89%         10,598
03/31/97    -1.33%         10,849          03/31/97     -0.75%         10,518
04/30/97     0.84%         10,940          04/30/97      0.53%         10,574
05/31/97     1.50%         11,104          05/31/97      1.03%         10,684
06/30/97     1.07%         11,223          06/30/97      0.72%         10,761
07/31/97     2.77%         11,534          07/31/97      1.90%         10,965
08/31/97    -0.94%         11,426          08/31/97     -0.55%         10,904
09/30/97     1.19%         11,562          09/30/97      1.13%         11,027
12/31/97     2.71%         11,875          12/31/97      2.06%         11,254
03/31/98     1.15%         12,012          03/31/98      1.02%         11,368
06/30/98     1.52%         12,194          06/30/98      1.72%         11,564

Kentucky Tax-Free Fund
Average Annual Total Returns

1 Year       Since Inception
3.17%        5.40%

Past performance is not predictive of future performance.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
======================================================================================
                                                                            CALIFORNIA
                                                                TAX-FREE      TAX-FREE
                                                              MONEY FUND    MONEY FUND
--------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ...................................   $36,750,235   $40,814,685
                                                             ===========   ===========

   At amortized cost .....................................   $36,707,536   $40,697,653
                                                             ===========   ===========
   At market value (Note 2) ..............................   $36,707,536   $40,697,653
Cash .....................................................       325,444       105,757
Interest receivable ......................................       309,049       503,229
Receivable for securities sold ...........................       500,000          --
Other assets .............................................         8,908         2,348
                                                             -----------   -----------
     TOTAL ASSETS ........................................    37,850,937    41,308,987
                                                             -----------   -----------

LIABILITIES
Dividends payable ........................................           954         5,230
Payable for securities purchased .........................       438,641       264,008
Payable to affiliates (Note 4) ...........................        23,780        23,446
Other accrued expenses and liabilities ...................         4,119         3,471
                                                             -----------   -----------

     TOTAL LIABILITIES ...................................       467,494       296,155
                                                             -----------   -----------


NET ASSETS ...............................................   $37,383,443   $41,012,832
                                                             ===========   ===========

Net assets consist of:
Paid-in capital ..........................................   $37,384,479   $41,014,335
Accumulated net realized losses from security transactions       ( 1,036 )     ( 1,503 )
                                                             -----------   -----------

Net assets ...............................................   $37,383,443   $41,012,832
                                                             ===========   ===========


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ...    37,394,922    41,014,335
                                                             ===========   ===========


Net asset value, offering price and redemption price
  per share (Note 2) .....................................   $      1.00   $      1.00
                                                             ===========   ===========

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
=======================================================================================================
                                                                                OHIO            FLORIDA
                                                                                TAX-FREE       TAX-FREE
                                                                              MONEY FUND     MONEY FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................................   $322,702,801   $ 68,259,809
                                                                            ============   ============

   At amortized cost ....................................................   $322,516,570   $ 68,180,277
                                                                            ============   ============
   At market value (Note 2) .............................................   $322,516,570   $ 68,180,277
Cash ....................................................................           --           73,888
Interest receivable .....................................................      2,701,856        489,684
Other assets ............................................................         13,706          2,925
                                                                            ------------   ------------
   TOTAL ASSETS .........................................................    325,232,132     68,746,774
                                                                            ------------   ------------

LIABILITIES
Bank overdraft ..........................................................         49,333           --
Dividends payable .......................................................        314,897         81,525
Payable for securities purchased ........................................      4,103,340      5,102,873
Payable to affiliates (Note 4) ..........................................        161,437         27,839
Other accrued expenses and liabilities ..................................         20,614          7,841
                                                                            ------------   ------------

     TOTAL LIABILITIES ..................................................      4,649,621      5,220,078
                                                                            ------------   ------------


NET ASSETS ..............................................................   $320,582,511   $ 63,526,696
                                                                            ============   ============

Net assets consist of:
Paid-in capital .........................................................   $320,568,987   $ 63,504,408
Accumulated net realized gains from security transactions ...............         13,524         22,288
                                                                            ------------   ------------

Net assets ..............................................................   $320,582,511   $ 63,526,696
                                                                            ============   ============
PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ..................................   $205,316,016   $ 14,367,574
                                                                            ============   ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................    205,302,700     14,363,852
                                                                            ============   ============

Net asset value, offering price and redemption price per share (Note 2) .   $       1.00   $       1.00
                                                                            ============   ============
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ...........................   $115,266,495   $ 49,159,122
                                                                            ============   ============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................    115,266,287     49,140,556
                                                                            ============   ============

Net asset value, offering price and redemption price per share (Note 2) .   $       1.00   $       1.00
                                                                            ============   ============


See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
=====================================================================================================
                                                                               TAX-FREE  OHIO INSURED
                                                                           INTERMEDIATE      TAX-FREE
                                                                              TERM FUND          FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................................   $55,640,628   $67,563,484
                                                                            ===========   ===========
   At amortized cost ....................................................   $55,269,289   $67,480,117
                                                                            ============  ===========
   At market value (Note 2) .............................................   $57,707,503   $72,161,280
Cash ....................................................................       196,257        21,861
Interest receivable .....................................................     1,007,671       642,409
Receivable for capital shares sold ......................................        57,052       246,525
Receivable for securities sold ..........................................       486,250     3,287,142
Other assets ............................................................        13,430         4,090
                                                                            -----------   -----------
   TOTAL ASSETS .........................................................    59,468,163    76,363,307
                                                                            -----------   -----------
LIABILITIES
Dividends payable .......................................................        39,217        74,833
Payable for capital shares redeemed .....................................       262,082        24,084
Payable for securities purchased ........................................     1,472,824     1,706,334
Payable to affiliates (Note 4) ..........................................        43,229        45,207
Other accrued expenses and liabilities ..................................         7,824         9,005
                                                                            -----------   -----------
   TOTAL LIABILITIES ....................................................     1,825,176     1,859,463
                                                                            -----------   -----------

NET ASSETS ..............................................................   $57,642,987   $74,503,844
                                                                            ===========   ===========
Net assets consist of:
Paid-in capital .........................................................   $56,200,982   $68,581,109
Accumulated net realized gains (losses) from security transactions ......     ( 996,209 )   1,241,572
Net unrealized appreciation on investments ..............................     2,438,214     4,681,163
                                                                            -----------   -----------
Net assets ..............................................................   $57,642,987   $74,503,844
                                                                            ===========   ===========
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .................................   $52,896,431   $69,289,212
                                                                            ===========   ===========
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................     4,757,501     5,599,945
                                                                            ===========   ===========
Net asset value and redemption price per share (Note 2) .................   $     11.12   $     12.37
                                                                            ===========   ===========
Maximum offering price per share (Note 2) ...............................   $     11.35   $     12.89
                                                                            ===========   ===========
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .................................   $ 4,746,556   $ 5,214,632
                                                                            ===========   ===========
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................       426,820       421,552
                                                                            ===========   ===========
Net asset value, offering price and redemption price per share (Note 2) .   $     11.12   $     12.37
                                                                            ===========   ===========
See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998
======================================================================
                                                              KENTUCKY
                                                              TAX-FREE
                                                                  FUND
----------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................   $7,400,843
                                                            ==========
   At amortized cost ....................................   $7,363,205
                                                            ==========
   At market value (Note 2) .............................   $7,506,941
Cash ....................................................       39,027
Interest receivable .....................................      131,806
Receivable from affiliates (Note 4) .....................        1,527
Organization costs, net (Note 2) ........................       14,288
Other assets ............................................          667
                                                            ----------

   TOTAL ASSETS .........................................    7,694,256
                                                            ----------

LIABILITIES
Dividends payable .......................................       15,160
Payable for securities purchased ........................      344,806
Other accrued expenses and liabilities ..................        4,460
                                                            ----------

   TOTAL LIABILITIES ....................................      364,426
                                                            ----------

NET ASSETS ..............................................   $7,329,830
                                                            ==========

Net assets consist of:
Paid-in capital .........................................   $7,072,889
Accumulated net realized gains from security transactions      113,205
Net unrealized appreciation on investments ..............      143,736
                                                            ----------

Net assets ..............................................   $7,329,830
                                                            ==========


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..      700,507
                                                            ==========

Net asset value and redemption price per share (Note 2) .   $    10.46
                                                            ==========

Maximum offering price per share (Note 2) ...............   $    10.90
                                                            ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1998
==================================================================================
                                                                        CALIFORNIA
                                                             TAX-FREE     TAX-FREE
                                                           MONEY FUND   MONEY FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .....................................   $1,176,743   $1,546,509
                                                           ----------   ----------

EXPENSES
   Investment advisory fees (Note 4) ...................      150,790      210,813
   Accounting services fees (Note 4) ...................       34,500       34,500
   Transfer agent and shareholder services fees (Note 4)       29,891       25,510
   Distribution expenses (Note 4) ......................       10,767       19,803
   Postage and supplies ................................       19,032        7,693
   Professional fees ...................................        7,379        8,179
   Registration fees ...................................        8,777        2,151
   Trustees' fees and expenses .........................        4,835        4,835
   Insurance expense ...................................        3,212        4,138
   Pricing expenses ....................................        2,987        2,697
   Custodian fees ......................................        1,890        3,681
   Reports to shareholders .............................        2,085        1,970
   Other expenses ......................................        1,107          767
                                                           ----------   ----------

TOTAL EXPENSES .........................................      277,252      326,737
                                                           ----------   ----------

NET INVESTMENT INCOME ..................................      899,491    1,219,772
                                                           ----------   ----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..........            7        2,000
                                                           ----------   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $  899,498   $1,221,772
                                                           ==========   ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1998
==================================================================================================
                                                                                OHIO       FLORIDA
                                                                            TAX-FREE      TAX-FREE
                                                                          MONEY FUND    MONEY FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ...................................................   $12,057,007   $ 2,062,394
                                                                         -----------   -----------

EXPENSES
   Investment advisory fees (Note 4) .................................     1,421,029       276,608
   Distribution expenses, Retail class (Note 4) ......................       435,722        39,096
   Accounting services fees (Note 4) .................................        69,223        48,500
   Transfer agent and shareholder services fees, Retail class (Note 4)        73,358        12,000
   Transfer agent and shareholder services fees,
   Institutional class (Note 4) ......................................        12,000        12,000
   Postage and supplies ..............................................        53,096        10,520
   Professional fees .................................................        24,679         9,679
   Insurance expense .................................................        18,808         5,239
   Custodian fees (Note 4) ...........................................         5,731        14,395
   Pricing expenses ..................................................         7,609         3,886
   Trustees' fees and expenses .......................................         4,835         4,835
   Registration fees .................................................         7,530         1,034
   Reports to shareholders ...........................................         4,928           487
   Other expenses ....................................................        12,887         2,341
                                                                         -----------   -----------

TOTAL EXPENSES .......................................................     2,151,435       440,620
   Fees waived by the Adviser (Note 4) ...............................      ( 46,680 )   ( 107,645 )
   Institutional class expenses reimbursed by the Adviser (Note 4) ...       ( 7,979 )     ( 7,114 )
                                                                         -----------   -----------

NET EXPENSES .........................................................     2,096,776       325,861
                                                                         -----------   -----------


NET INVESTMENT INCOME ................................................     9,960,231     1,736,533
                                                                         -----------   -----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ........................           573        23,116
                                                                         -----------   -----------


NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................   $ 9,960,804   $ 1,759,649
                                                                         ===========   ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1998
================================================================================================
                                                                          TAX-FREE  OHIO INSURED
                                                                      INTERMEDIATE      TAX-FREE
                                                                         TERM FUND          FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .................................................   $ 3,326,159   $ 4,313,747
                                                                       -----------   -----------

EXPENSES
   Investment advisory fees (Note 4) ...............................       302,947       378,345
   Distribution expenses, Class A (Note 4) .........................        71,805        18,754
   Distribution expenses, Class C (Note 4) .........................        33,170        29,140
   Transfer agent and shareholder services fees, Class A (Note 4) ..        59,018        34,859
   Transfer agent and shareholder services fees, Class C (Note 4) ..        12,000        12,000
   Accounting services fees (Note 4) ...............................        52,500        52,500
   Postage and supplies ............................................        46,573        25,209
   Pricing expenses ................................................        12,659        15,165
   Professional fees ...............................................         9,679        10,679
   Registration fees, Common .......................................         1,768           192
   Registration fees, Class A ......................................         6,093         3,344
   Registration fees, Class C ......................................         4,279         1,905
   Insurance expense ...............................................         5,752         6,566
   Custodian fees ..................................................         4,823         6,017
   Trustees' fees and expenses .....................................         4,835         4,835
   Reports to shareholders .........................................         5,266         3,265
   Other expenses ..................................................         3,885         4,600
                                                                       -----------   -----------

TOTAL EXPENSES .....................................................       637,052       607,375
   Class A expenses reimbursed by the Adviser (Note 4) .............          --            (948)
                                                                       -----------   -----------
NET EXPENSES .......................................................       637,052       606,427
                                                                       -----------   -----------

NET INVESTMENT INCOME ..............................................     2,689,107     3,707,320
                                                                       -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ...................       504,427     1,576,938
   Net change in unrealized appreciation/depreciation on investments       120,496       (19,066)
                                                                       -----------   -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...................       624,923     1,557,872
                                                                       -----------   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 3,314,030   $ 5,265,192
                                                                       ===========   ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Periods Ended June 30, 1998 and August 31, 1997
=========================================================================================
                                                                   KENTUCKY TAX-FREE FUND
                                                                    Ten Months       Year
                                                                         Ended      Ended
                                                                      June 30, August 31,
                                                                        1998(A)      1997
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ................................................   $337,659   $626,947
                                                                      --------   --------

EXPENSES
   Investment advisory fees (Note 4) ..............................     32,172     47,946
   Accounting services fees (Note 4) ..............................     28,000     36,000
   Transfer agent fees (Note 4) ...................................      9,830     29,221
   Professional fees ..............................................      5,821     25,286
   Shareholder services fees (Note 4) .............................       --       29,966
   Administration fees (Note 4) ...................................       --       24,866
   Amortization of organization costs (Note 2) ....................      5,296      6,351
   Pricing expenses ...............................................      3,330      6,443
   Custodian fees .................................................      2,839      2,150
   Distribution expenses (Note 4) .................................      4,776       --
   Trustees' fees and expenses ....................................      3,562      1,193
   Reports to shareholders ........................................        592      2,199
   Postage and supplies ...........................................      2,279       --
   Insurance expense ..............................................        716      1,367
   Registration fees ..............................................        149        238
   Other expenses .................................................        454      1,623
                                                                      --------   --------

TOTAL EXPENSES ....................................................     99,816    214,849
   Fees waived and expenses reimbursed (Note 4) ...................   ( 68,508 )( 112,585)
                                                                      --------   --------

NET EXPENSES ......................................................     31,308    102,264
                                                                      --------   --------

NET INVESTMENT INCOME .............................................    306,351    524,683
                                                                      --------   --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ...................    109,080      6,913
  Net change in unrealized appreciation/depreciation on investments     51,636    351,842
                                                                      --------   --------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..................    160,716    358,755
                                                                      --------   --------

NET INCREASE IN NET ASSETS FROM OPERATIONS ........................   $467,067   $883,438
                                                                      ========   ========

(A) Effective as of the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1998 and 1997
=============================================================================================================
                                                                                            CALIFORNIA
                                                          TAX-FREE                           TAX-FREE
                                                         MONEY FUND                         MONEY FUND
                                                      Year             Year             Year             Year
                                                     Ended            Ended            Ended            Ended
                                                  June 30,         June 30,         June 30,         June 30,
                                                      1998             1997             1998             1997
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income .................   $     899,491    $     850,627    $   1,219,772    $   1,106,884
   Net realized gains (losses) from
     security transactions ...............               7                7            2,000           (1,923)
                                             -------------    -------------    -------------    -------------

Net increase in net assets from operations         899,498          850,634        1,221,772        1,104,961
                                             -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ............        (899,491)        (850,627)      (1,219,772)      (1,106,884)
                                              -------------    -------------    -------------    -------------
FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
   Proceeds from shares sold .............      63,515,504       59,171,857      178,294,681      166,476,608
   Net asset value of shares issued in
     reinvestment of distributions
       to shareholders ...................         884,700          828,537        1,138,976        1,029,746
   Payments for shares redeemed ..........     (57,142,444)     (55,217,113)    (170,609,136)    (171,440,181)
                                             -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
   from capital share transactions .......       7,257,760        4,783,281        8,824,521       (3,933,827)
                                             -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................       7,257,767        4,783,288        8,826,521       (3,935,750)
NET ASSETS:
   Beginning of year .....................      30,125,676       25,342,388       32,186,311       36,122,061
                                             -------------    -------------    -------------    -------------

   End of year ...........................   $  37,383,443    $  30,125,676    $  41,012,832    $  32,186,311
                                             =============    =============    =============    =============
See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1998 and 1997
===================================================================================================================
                                                                    OHIO                          FLORIDA
                                                                  TAX-FREE                       TAX-FREE
                                                                 MONEY FUND                     MONEY FUND
                                                            Year             Year             Year             Year
                                                           Ended            Ended            Ended            Ended
                                                        June 30,         June 30,         June 30,         June 30,
                                                            1998             1997             1998             1997
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income .......................   $   9,960,231    $   7,733,755    $   1,736,533    $   1,386,725
   Net realized gains from security transactions             573               46           23,116              370
                                                   -------------    -------------    -------------    -------------

Net increase in net assets from operations .....       9,960,804        7,733,801        1,759,649        1,387,095
                                                   -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Retail ..........      (6,053,491)      (6,297,760)        (586,926)        (814,499)
   From net investment income, Institutional ...      (3,906,740)      (1,435,995)      (1,149,607)        (572,226)
                                                   -------------    -------------    -------------    -------------
Decrease in net assets from distributions to
   shareholders ................................      (9,960,231)      (7,733,755)      (1,736,533)      (1,386,725)
                                                   -------------    -------------    -------------    -------------
FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
RETAIL
   Proceeds from shares sold ...................     443,151,458      572,337,891       27,490,101       57,130,891
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...........................       5,971,760        4,862,899          577,444          675,817
   Payments for shares redeemed ................    (410,526,902)    (650,804,392)     (36,138,595)     (64,279,383)
                                                   -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
   from Retail share transactions ..............      38,596,316      (73,603,602)      (8,071,050)      (6,472,675)
                                                   -------------    -------------    -------------    -------------

INSTITUTIONAL
   Proceeds from shares sold ...................     303,525,174      216,396,635      129,691,125       38,407,914
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...........................           1,880             --            106,367             --
   Payments for shares redeemed ................    (285,849,088)    (118,808,315)    (100,005,326)     (38,204,284)
                                                   -------------    -------------    -------------    -------------

Net increase in net assets
   from Institutional share transactions .......      17,677,966       97,588,320       29,792,166          203,630
                                                   -------------    -------------    -------------    -------------


TOTAL INCREASE (DECREASE)
    IN NET ASSETS ..............................      56,274,855       23,984,764       21,744,232       (6,268,675)

NET ASSETS:
   Beginning of year ...........................     264,307,656      240,322,892       41,782,464       48,051,139
                                                   -------------    -------------    -------------    -------------

   End of year .................................   $ 320,582,511    $ 264,307,656    $  63,526,696    $  41,782,464
                                                   =============    =============    =============    =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1998 and 1997
===============================================================================================================
                                                            TAX-FREE                     OHIO INSURED
                                                          INTERMEDIATE                     TAX-FREE
                                                            TERM FUND                        FUND
                                                        Year             Year             Year             Year
                                                       Ended            Ended            Ended            Ended
                                                    June 30,         June 30,         June 30,         June 30,
                                                        1998             1997             1998             1997
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...................   $   2,689,107    $   3,097,197    $   3,707,320    $   3,949,356
   Net realized gains from security
     transactions ..........................         504,427          120,146        1,576,938          134,212
   Net change in unrealized appreciation/
     depreciation on investments ...........         120,496          896,811          (19,066)       1,565,046
                                               -------------    -------------    -------------    -------------

Net increase in net assets from operations .       3,314,030        4,114,154        5,265,192        5,648,614
                                               -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .....      (2,502,901)      (2,894,253)      (3,489,518)      (3,767,741)
   From net investment income, Class C .....        (186,206)        (202,944)        (217,802)        (181,615)
   From net realized gains, Class A ........            --               --           (434,273)            --
   From net realized gains, Class C ........            --               --            (34,811)            --
                                               -------------    -------------    -------------    -------------
Decrease in net assets from distributions to
   shareholders ............................      (2,689,107)      (3,097,197)      (4,176,404)      (3,949,356)
                                               -------------    -------------    -------------    -------------
FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ...............      12,407,637       12,588,991      140,842,715      171,413,856
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders .......................       2,009,499        2,298,321        2,921,236        2,840,761
   Payments for shares redeemed ............     (20,581,067)     (25,016,687)    (146,316,005)    (180,995,415)
                                               -------------    -------------    -------------    -------------
Net decrease in net assets
   from Class A share transactions .........      (6,163,931)     (10,129,375)      (2,552,054)      (6,740,798)
                                               -------------    -------------    -------------    -------------
CLASS C
   Proceeds from shares sold ...............       1,781,236        1,847,102        2,551,977        1,641,830
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders .......................         173,075          191,889          209,923          159,120
   Payments for shares redeemed ............      (2,418,483)      (2,193,811)      (2,249,977)      (1,214,900)
                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
   from Class C share transactions .........        (464,172)        (154,820)         511,923          586,050
                                               -------------    -------------    -------------    -------------

TOTAL DECREASE IN NET ASSETS ...............      (6,003,180)      (9,267,238)        (951,343)      (4,455,490)

NET ASSETS:
   Beginning of year .......................      63,646,167       72,913,405       75,455,187       79,910,677
                                               -------------    -------------    -------------    -------------

   End of year .............................   $  57,642,987    $  63,646,167    $  74,503,844    $  75,455,187
                                              =============    =============    =============    =============
See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended June 30, 1998 and August 31, 1997 and 1996
====================================================================================================
                                                                    KENTUCKY TAX-FREE FUND
                                                           Ten Months           Year          Period
                                                                Ended          Ended           Ended
                                                             June 30,     August 31,      August 31,
                                                              1998(A)           1997          1996(B)
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ............................   $    306,351    $    524,683    $    714,832
   Net realized gains (losses) from
     security transactions ..........................        109,080           6,913          (2,788)
   Net change in unrealized appreciation/depreciation
     on investments .................................         51,636         351,842        (259,742)
                                                        ------------    ------------    ------------

Net increase in net assets from operations ..........        467,067         883,438         452,302
                                                        ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .......................       (306,351)       (524,683)       (828,883)
   Distributions in excess of net investment income .           --          (100,598)           --
                                                        ------------    ------------    ------------

Decrease in net assets from distributions
  to shareholders ...................................       (306,351)       (625,281)       (828,883)
                                                        ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ........................        458,492       1,302,552      28,751,437
   Net asset value of shares issued in
     reinvestment of distributions to shareholders ..        157,294         303,297         559,139
   Payments for shares redeemed .....................     (1,884,304)     (9,266,863)    (13,093,506)
                                                        ------------    ------------    ------------

Net increase (decrease) in net assets from
  capital share transactions ........................     (1,268,518)     (7,661,014)     16,217,070
                                                        ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............     (1,107,802)     (7,402,857)     15,840,489

NET ASSETS:
   Beginning of period ..............................      8,437,632      15,840,489            --
                                                        ------------    ------------    ------------

   End of period ....................................   $  7,329,830    $  8,437,632    $ 15,840,489
                                                        ============    ============    ============


(A) Effective as the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

(B) Represents the period from the commencement of operations (September 27, 1995) through August 31, 1996.

See accompanying notes to financial statements.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
=============================================================================================================
                                                                       Year Ended June 30,
-------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995         1994
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ----------

Net investment income...........................       0.030       0.029       0.031       0.030       0.021
                                                  ----------   ---------   ----------   ---------  ----------

Dividends from net investment income............      (0.030)     (0.029)     (0.031)     (0.030)     (0.021)
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ==========

Total return ...................................      3.03%        2.89%       3.15%       3.07%       2.12%
                                                  ==========   =========   ==========   =========  ==========

Net assets at end of year (000's) ..............    $ 37,383    $ 30,126    $ 25,342    $ 26,692     $31,168
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets.........       0.92%       0.99%       0.99%       0.99%       0.99%


Ratio of net investment income to average
  net assets...................................        2.98%       2.85%       3.09%       3.00%       2.09%

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
=============================================================================================================
                                                                      Year Ended June 30,
-------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ----------

Net investment income...........................       0.029       0.028       0.029       0.029       0.019
                                                  ----------   ---------   ----------   ---------  ----------

Dividends from net investment income............     (0.029)      (0.028)     (0.029)     (0.029)     (0.019)
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ==========
Total return ...................................       2.94%       2.81%       2.95%       2.95%       1.93%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's) ..............    $ 41,013    $ 32,186    $ 36,122    $ 19,525     $24,508
                                                  ==========   =========   ==========   =========  ==========
Ratio of expenses to average net assets(A)  ....       0.77%       0.80%       0.80%       0.70%       0.60%


Ratio of net investment income to average
  net assets....................................       2.89%       2.76%       2.88%       2.83%       1.90%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82%, 0.85% and 0.86% for the years ended June 30, 1996, 1995 and 1994, respectively.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Year
============================================================================================================
                                                                       Year Ended June 30,
------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ----------

Net investment income...........................       0.030       0.030       0.031       0.031       0.020
                                                  ----------   ---------   ----------   ---------  ----------
Dividends from net investment income ...........     (0.030)      (0.030)     (0.031)     (0.031)     (0.020)
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ==========

Total return....................................       3.07%       2.99%       3.14%       3.12%       1.99%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's) ..............    $205,316    $166,719    $240,323    $226,606     $213,001
                                                  ==========   =========   ==========   =========  ==========
Ratio of expenses to average net assets(A) .....       0.75%       0.75%       0.75%       0.74%       0.73%

Ratio of net investment income to average
  net assets....................................       3.02%       2.93%       3.09%       3.08%       1.97%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.76% and 0.77%
    for the years ended June 30, 1998 and 1997, respectively (Note 4).

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
==================================================================================
                     Per Share Data for a Share Outstanding Throughout Each Period
==================================================================================
                                                               Year         Period
                                                              Ended          Ended
                                                           June 30,       June 30,
                                                               1998        1997(A)
----------------------------------------------------------------------------------
Net asset value at beginning of period .............   $      1.000    $     1.000
                                                       ------------    -----------

Net investment income ..............................          0.033          0.016
                                                       ------------    -----------

Dividends from net investment income ...............         (0.033)        (0.016)
                                                       ------------    -----------

Net asset value at end of period ...................   $      1.000    $     1.000
                                                       ============    ===========

Total return .......................................          3.33%          3.31%(C)
                                                       ============    ===========
Net assets at end of period (000's) ................   $    115,266    $    97,589
                                                       ============    ===========

Ratio of expenses to average net assets(B) .........          0.50%          0.50%(C)


Ratio of net investment income to average net assets          3.27%          3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.52% and 0.56%(C) for the periods ended June 30, 1998 and 1997, respectively (Note 4).

(C) Annualized.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Year
============================================================================================================
                                                                       Year Ended June 30,
------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ---------

Net investment income...........................       0.030       0.029       0.032       0.031       0.021
                                                  ----------   ---------   ----------   ---------  ---------

Dividends from net investment income ...........      (0.030)    ( 0.029)    ( 0.032)    ( 0.031 )    (0.021)
                                                  ----------   ---------   ----------   ---------  ---------

Net asset value at end of year .................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  =========

Total return ...................................       3.03%       2.90%       3.29%       3.17%       2.11%
                                                  ==========   =========   ==========   =========  =========

Net assets at end of year (000's) ..............    $ 14,368    $ 22,434    $ 28,906    $ 24,119     $26,276
                                                  ==========   =========   ==========   =========  =========

Ratio of expenses to average net assets(B)  ....       0.75%       0.75%       0.61%       0.66%       0.58%


Ratio of net investment income to average
  net assets....................................       2.98%       2.85%       3.24%       3.12%       2.10%


(A) Represents the period from the initial public offering of Retail shares (November 13, 1992) through June 30, 1993.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.95%, 0.94%, 0.80%, 0.80% and 0.81% for the years ended June 30, 1998, 1997, 1996, 1995 and 1994, respectively (Note 4).

FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
============================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Period
============================================================================================================
                                                                                                      Period
                                                                    Year Ended June 30,                Ended
                                                                                                    June 30,
                                                                     1998             1997             1996(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .................   $        1.000    $       1.000     $       1.000
                                                           --------------   ---------------   ---------------
Net investment income...................................            0.032            0.031             0.003
                                                           --------------   ---------------   ---------------
Dividends from net investment income ...................           (0.032)          (0.031)           (0.003)
                                                           --------------   ---------------   ---------------
Net asset value at end of period .......................   $        1.000    $       1.000     $       1.000
                                                           ==============   ===============   ===============
Total return............................................            3.28%            3.16%             3.03%(C)
                                                           ==============   ===============   ===============
Net assets at end of period (000's) ....................   $       49,159    $      19,349     $      19,145
                                                           ==============   ===============   ===============
Ratio of net expenses to average net assets(B)  ........            0.50%            0.50%             0.50%(C)


Ratio of net investment income to average net assets....            3.23%            3.11%             3.03%(C)

(A) Represents the period from the initial public offering of Institutional shares (May 29, 1996) through June 30, 1996.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.71%, 0.79% and 0.87%(C) for the periods ended June 30, 1998, 1997 and 1996, respectively (Note 4).

(C) Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Year
============================================================================================================
                                                                       Year Ended June 30,
------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  11.01    $  10.85    $  10.86    $  10.69     $ 10.98
                                                  ----------   ---------   ----------   ---------  ---------


Income from investment operations:
   Net investment income .......................        0.50        0.50        0.50        0.49        0.48
   Net realized and unrealized gains (losses)
     on investments.............................        0.11        0.16       (0.01)       0.17       (0.29)
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations ...............        0.61        0.66        0.49        0.66        0.19
                                                  ----------   ---------   ----------   ---------  ----------


Dividends from net investment income ...........       (0.50)      (0.50)      (0.50)      (0.49)      (0.48)
                                                  ----------   ---------   ----------   ---------  ----------


Net asset value at end of year..................    $  11.12    $  11.01    $  10.85    $  10.86     $ 10.69
                                                  ==========   =========   ==========   =========  ==========


Total return(A) ................................       5.63%       6.19%       4.51%       6.36%       1.70%
                                                  ==========   =========   ==========   =========  ==========


Net assets at end of year (000's) ..............    $ 52,896    $ 58,485    $ 67,675    $ 81,140    $106,472
                                                  ==========   =========   ==========   =========  ==========


Ratio of expenses to average net assets ........       0.99%       0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to average
  net asset.....................................       4.50%       4.55%       4.52%       4.59%       4.35%

Portfolio turnover rate.........................         36%         30%         37%         32%         46%

(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
=============================================================================================================
                                                                                                       Period
                                                                   Year Ended June 30,                  Ended
                                                                                                     June 30,
                                                        1998        1997        1996        1995       1994(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  11.01    $  10.85    $  10.86    $  10.69     $ 11.27
                                                  ----------   ---------   ----------   ---------  ----------

Income from investment operations:
   Net investment income........................        0.42        0.43        0.44        0.44        0.20
   Net realized and unrealized gains (losses)
     on investments.............................        0.11        0.16      ( 0.01)       0.17      ( 0.58 )
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations................        0.53        0.59        0.43        0.61      ( 0.38 )
                                                  ----------   ---------   ----------   ---------  ----------

Dividends from net investment income............      ( 0.42)     ( 0.43)     ( 0.44)     ( 0.44 )    ( 0.20 )
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of period................    $  11.12    $  11.01    $  10.85    $  10.86     $ 10.69
                                                  ==========   =========   ==========   =========  ==========

Total return(B) ................................       4.85%       5.49%       4.00%       5.82%     ( 8.28%)(D)
                                                  ==========   =========   ==========   =========  ==========

Net assets at end of period (000's).............    $  4,747    $  5,161    $  5,239    $  4,814     $ 3,084
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets(C) .....       1.74%       1.65%       1.49%       1.49%       1.45%(D)

Ratio of net investment income to average
  net assets....................................       3.75%       3.89%       4.02%       4.08%       3.79%(D)

Portfolio turnover rate.........................         36%         30%         37%         32%         46%(D)

(A) Represents the period from the initial public offering of Class C shares (February 1, 1994) through June 30, 1994.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(D) for the period ended June 30, 1994.

(D) Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
=============================================================================================================
                                                                       Year Ended June 30,
-------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995         1994
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  12.22    $  11.97    $  11.99    $  11.74     $ 12.41
                                                  ----------   ---------   ----------   ---------  ----------


Income from investment operations:
   Net investment income .......................        0.61        0.61        0.62        0.63        0.61
   Net realized and unrealized gains (losses)
     on investments.............................        0.23        0.25      ( 0.02)       0.25      ( 0.64 )
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations ...............        0.84        0.86        0.60        0.88      ( 0.03 )
                                                  ----------   ---------   ----------   ---------  ----------


Less distributions:
   Dividends from net investment income ........      ( 0.61)     ( 0.61)     ( 0.62)     ( 0.63 )    ( 0.61 )
   Distributions from net realized gains........      ( 0.08)         --          --          --      ( 0.03 )
                                                  ----------   ---------   ----------   ---------  ----------

Total distributions ............................      ( 0.69)     ( 0.61)     ( 0.62)     ( 0.63 )    ( 0.64 )
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  12.37    $  12.22    $  11.97    $  11.99     $ 11.74
                                                  ==========   =========   ==========   =========  ==========


Total return(A)  ...............................       7.03%       7.36%       5.05%       7.75%     ( 0.41% )
                                                  ==========   =========   ==========   =========  ==========


Net assets at end of year (000's) ..............    $ 69,289    $ 70,816    $ 75,938    $ 71,393     $79,889
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets(B)  ....       0.75%       0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to average
  net assets....................................       4.95%       5.05%       5.12%       5.35%       4.94%

Portfolio turnover rate.........................         41%         33%         46%         29%         45%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 1995.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
============================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Period
============================================================================================================
                                                                                                      Period
                                                                 Year Ended June 30,                   Ended
                                                                                                    June 30,
                                                      1998        1997        1996        1995       1994(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  12.22    $  11.97    $  12.00    $  11.74     $12.62
                                                  ----------   ---------   ----------   ---------  ----------

Income from investment operations:
   Net investment income........................        0.52        0.53        0.56        0.57        0.36
   Net realized and unrealized gains (losses)
     on investments.............................        0.23        0.25      ( 0.03)       0.26      ( 0.85 )
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations................        0.75        0.78        0.53        0.83      ( 0.49 )
                                                  ----------   ---------   ----------   --------   ----------

Less distributions:
   Dividends from net investment income.........      ( 0.52)     ( 0.53)     ( 0.56)     ( 0.57 )    ( 0.36 )
   Distributions from net realized gains........      ( 0.08)         --          --          --      ( 0.03 )
                                                  ----------   ---------   ----------   ---------  ----------

Total distributions.............................      ( 0.60)     ( 0.53)     ( 0.56)     ( 0.57 )    ( 0.39 )
                                                  ----------   ---------   ---------    ---------  ----------

Net asset value at end of period................    $  12.37    $  12.22    $  11.97    $  12.00     $11.74
                                                  ==========   =========   ==========   =========  ==========

Total return(B) ................................       6.24%       6.65%       4.44%       7.31%     ( 6.05%)(D)
                                                  ==========   =========   ==========   =========  ==========

Net assets at end of period (000's).............    $  5,215    $  4,639    $  3,972    $  4,165     $ 2,659
                                                  ==========   =========   =========    =========  =========

Ratio of expenses to average net assets(C) .....       1.50%       1.42%       1.25%       1.25%       1.22% (D)

Ratio of net investment income to average
  net assets....................................       4.20%       4.37%       4.62%       4.84%       4.09% (D)

Portfolio turnover rate.........................         41%         33%         46%         29%         45% (D)

(A) Represents the period from the initial public offering of Class C shares (November 1, 1993) through June 30, 1994.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(D) for the periods ended June 30, 1995 and 1994, respectively.

(D) Annualized.

See accompanying notes to financial statements.

KENTUCKY TAX-FREE FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                             Per Share Data For a Share Outstanding Throughout Each Period
==========================================================================================================
                                                               Ten Months             Year          Period
                                                                    Ended            Ended           Ended
                                                                 June 30,        August 31,     August 31,
                                                                  1998(A)             1997         1996(B)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..................   $        10.26    $       10.06     $       10.00
                                                           --------------   ---------------   ---------------

Income from investment operations:
   Net investment income................................             0.41             0.44              0.51(C)
   Net realized and unrealized gains on investments.....             0.20             0.28              0.06
                                                           --------------   ---------------   ---------------

Total from investment operations........................             0.61             0.72              0.57
                                                           --------------   ---------------   ---------------

Less distributions:
   Dividends from net investment income.................           ( 0.41)          ( 0.44 )          ( 0.51 )
   Distributions in excess of net investment income.....               --           ( 0.08 )              --
                                                           --------------   ---------------   ---------------

Total distributions.....................................           ( 0.41)          ( 0.52 )          ( 0.51 )
                                                           --------------   ---------------   ---------------

Net asset value at end of period........................   $        10.46    $       10.26     $       10.06
                                                           ==============   ===============   ===============

Total return(D) ........................................            7.29%(F)         7.36%             5.80%
                                                           ==============   ===============   ===============

Net assets at end of period (000's).....................   $        7,330    $       8,438     $      15,840
                                                           ==============   ===============   ===============

Ratio of expenses to average net assets(E) .............            0.49%(F)         0.85%             0.82%(F)

Ratio of net investment income to average net assets....            4.75%(F)         4.35%             5.30%(F)

Portfolio turnover rate.................................              61%(F)            0%              145%

(A) Effective as of the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

(B) Represents the period from the commencement of operations (September 27, 1995) through August 31, 1996.

(C) Calculated using weighted average shares outstanding during the period.

(D) Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been
    1.55%(F), 1.78% and 1.65%(F) for the periods ended June 30, 1998 and August 31, 1997 and 1996, respectively (Note 4).

(F) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1998
================================================================================
1. Organization
The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Kentucky Tax-Free Fund was originally organized as a series of Trans Adviser Funds, Inc. (Note 7).

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Kentucky Tax-Free Fund seeks the highest level of interest income exempt from federal and Kentucky income taxes, consistent with protection of capital. The Fund invests primarily in high and medium-quality Kentucky municipal obligations.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

================================================================================
2. Significant Accounting Policies
The periods ended June 30, 1998, referred to within the Notes to Financial Statements, represent the year then ended, except for the Kentucky Tax-Free Fund which represents the ten months then ended. The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Kentucky Tax-Free Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund and shares of the Kentucky Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

================================================================================
Organization costs -- Costs incurred by the Kentucky Tax-Free Fund in connection with the organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 1998:

                                                               Tax-Free       Ohio Insured        Kentucky
                                                             Intermediate       Tax-Free          Tax-Free
                                                               Term Fund          Fund              Fund
Gross unrealized appreciation...........................   $    2,440,258    $   4,683,745     $     144,927
Gross unrealized depreciation...........................           (2,044)          (2,582)           (1,191)
                                                           --------------   ---------------   ---------------
Net unrealized appreciation.............................   $    2,438,214    $   4,681,163     $    143,736
                                                           ==============   ===============   ===============

The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1998, the Tax-Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $996,209, none of which expire prior to June 30, 1999. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distribution to shareholders.

3.  Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 1998:

----------------------------------------------------------------------------------------------------------
                                                                 Tax-Free     Ohio Insured        Kentucky
                                                             Intermediate         Tax-Free        Tax-Free
                                                                Term Fund             Fund            Fund
----------------------------------------------------------------------------------------------------------
Purchases of investment securities......................   $   20,968,625   $   29,736,635   $   3,887,513
                                                           ==============   ==============   =============
Proceeds from sales and maturities of
  investment securities.................................   $   26,989,988   $   34,424,889   $   4,688,048
                                                           ==============   ==============   =============

4.  Transactions with Affiliates
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

================================================================================
MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the periods ended June 30, 1998, the Adviser waived $46,680 of its investment advisory fees and reimbursed $7,979 of Institutional expenses for the Ohio Tax-Free Money Fund, waived $107,645 of its investment advisory fees and reimbursed $7,114 of Institutional expenses for the Florida Tax-Free Money Fund, reimbursed $948 of Class A expenses for the Ohio Insured Tax-Free Fund and waived its investment advisory fees of $32,172 and reimbursed $36,336 of other operating expenses for the Kentucky Tax-Free Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses to 0.82% for the Kentucky Tax-Free Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,500 per month from each of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Kentucky Tax-Free Fund, $6,000 per month from the Ohio Tax-Free Money Fund and $4,000 per month from each of the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $3,650, $8,177 and $5,781 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund, respectively, during the periods ended June 30, 1998. In addition, the Adviser collected $6,430 and $5,587 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

================================================================================
CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 1998. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of June 30, 1998. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

PRIOR AFFILIATE AGREEMENTS
Prior to August 30, 1997, the investment adviser of the Kentucky Tax-Free Fund was Trans Financial Bank, N.A.; Forum Financial Corp. served as the transfer agent and dividend disbursing agent and performed portfolio accounting services; Forum Financial Services, Inc. acted as distributor of the Fund's shares; and Forum Administrative Services, LLC supervised the administration of all aspects of the Fund's operations. Contractual amounts paid by the Fund for the performance of these services are reflected in the Fund's Statement of Operations for the year ended August 31, 1997. As of June 30, 1998, Trans Financial Bank, N.A. was a significant shareholder of record of the Kentucky Tax-Free Fund.

5. Capital Share Transactions
Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------------------------------------
                                                        Tax-Free Intermediate                      Ohio Insured
                                                              Term Fund                            Tax-Free Fund
                                                         Year               Year                Year               Year
                                                        Ended              Ended               Ended              Ended
                                                     June 30,           June 30,            June 30,           June 30,
                                                         1998               1997                1998               1997
------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ....................................     1,116,388          1,150,995         11,401,093         14,158,992
Shares issued in reinvestment of
   distributions to shareholders ...............       180,589            209,803            236,258            233,941
Shares redeemed ................................    (1,853,155)        (2,285,966)       (11,832,144)       (14,943,520)
                                                   -----------        -----------        -----------        -----------

Net decrease in shares outstanding .............      (556,178)          (925,168)          (194,793)       ( 550,587 )
Shares outstanding, beginning of year ..........     5,313,679          6,238,847          5,794,738          6,345,325
                                                   -----------        -----------        -----------        -----------

Shares outstanding, end of year ................     4,757,501          5,313,679          5,599,945          5,794,738
                                                   ===========        ===========        ===========        ===========

CLASS C
Shares sold ....................................       160,180            168,900            206,187            135,167
Shares issued in reinvestment of
   distributions to shareholders ...............        15,574             17,517             16,990             13,108
Shares redeemed ................................      (217,791)          (200,429)       ( 181,289 )        ( 100,548 )
                                                   -----------        -----------        -----------        -----------

Net increase (decrease) in shares outstanding ..       (42,037)           (14,012)            41,888             47,727
Shares outstanding, beginning of year ..........       468,857            482,869            379,664            331,937
                                                   -----------        -----------        -----------        -----------

Shares outstanding, end of year ................       426,820            468,857            421,552            379,664
                                                   ===========        ===========        ===========        ===========

================================================================================

-----------------------------------------------------------------------------------
                                                      Kentucky Tax-Free Fund
                                                Ten Months         Year      Period
                                                     Ended        Ended       Ended
                                                  June 30,     Aug. 31,    Aug. 31,
                                                      1998         1997      1996(A)
------------------------------------------------------------------------------------
Shares sold ..................................      43,967      127,642   2,814,888
Shares issued in reinvestment of distributions
  to shareholders ............................      15,102       29,744      57,538
Shares redeemed ..............................    (181,304)   ( 909,256 ) (1,297,814)
                                                 ---------    ---------   ---------
Net increase (decrease) in shares outstanding     (122,235)   ( 751,870 ) 1,574,612
Shares outstanding, beginning of period ......     822,742    1,574,612        --
                                                 ---------    ---------   ---------
Shares outstanding, end of period ............     700,507      822,742   1,574,612
                                                 =========    =========   =========

(A) Represents the period from the commencement of operations (September 27, 1995) through August 31, 1996.

6.  Portfolio Composition
As of June 30, 1998, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 65.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. The Kentucky Tax-Free Fund was invested exclusively in debt obligations issued by the State of Kentucky and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Kentucky income tax. As of June 30, 1998, 22.8% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, 12.9% in the State of Kentucky and 10.0% in the State of Texas. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 1998, the Kentucky Tax-Free Fund had concentrations of investments (10% or greater) in two issuers which collectively totaled 23.2%. No other Funds had concentrations of investments in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 1998, 42.1% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.2% were rated AA/Aa, 26.3% were rated A/A and 3.4% were not rated. For the Kentucky Tax-Free Fund's portfolio securities, 41.0% were rated AAA/Aaa, 10.2% were rated AA/Aa, 20.4% were rated A/A, and 25.7% were rated BBB/Baa, and 2.7% were not rated.

As of June 30, 1998, 92.9% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 72.3% of its portfolio securities.

================================================================================
The concentration of investments for each Fund as of June 30, 1998, classified by revenue source, was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                       California    Ohio  Florida     Tax-Free    Ohio
                                               Tax-Free Tax-Free Tax-Free Tax-Free Intermediate  Insured    Kentucky
                                                  Money    Money    Money    Money         Term Tax-Free    Tax-Free
                                                   Fund     Fund     Fund     Fund         Fund     Fund        Fund
--------------------------------------------------------------------------------------------------------------------
General Obligations............................   12.5%    14.7%    28.5%    14.5%        20.8%    42.9%         --
Revenue Bonds:
  Industrial Development/Pollution Control.....   38.1%    31.7%    24.2%    12.4%         8.2%     4.5%       10.7%
  Hospital/Health Care.........................   15.9%     4.6%    27.4%    29.0%        12.7%    20.6%       10.6%
  Housing/Mortgage.............................    9.3%     5.7%     2.8%    15.6%        11.5%     5.0%        7.1%
  Utilities....................................    6.9%    21.3%     3.4%     5.2%         4.2%    14.4%        7.6%
  Education....................................    6.3%     4.7%     4.5%     8.4%        21.2%     4.3%       11.0%
  Transportation...............................    4.6%     2.3%       --     1.3%         6.9%     2.8%       15.7%
  Public Facilities............................    1.4%     1.5%     3.5%     0.2%         1.8%     1.7%       19.2%
  Economic Development.........................    5.0%     4.8%     3.5%     5.6%         3.1%      --        12.6%
  Leases.......................................      --     4.0%       --     0.5%         2.9%       --        5.5%
  Special Tax..................................      --     1.3%     0.3%     0.5%         3.7%     2.7%         --
  Miscellaneous................................      --     3.4%     1.9%     6.8%         3.0%     1.1%         --
                                                -------  -------  -------  -------       ------   ------     -------

Total .........................................  100.0%   100.0%   100.0%   100.0%       100.0%   100.0%      100.0%
                                                =======  =======  =======  =======       ======   ======     =======

--------------------------------------------------------------------------------------------------------------------

7.  Agreement and Plan of Reorganization
The Kentucky Tax-Free Fund was originally organized as a series of Trans Adviser Funds, Inc. (Trans Adviser), an open-end management investment company incorporated under the laws of the State of Maryland. Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Fund, on August 29, 1997, succeeded to the assets and liabilities of a series of Trans Adviser with the same name (the Predecessor Fund). The investment objectives, policies and restrictions of the Fund and its Predecessor Fund are substantially identical.

For federal income tax purposes, the reorganization of the Kentucky Tax-Free Fund qualifies as a tax-free reorganization with no tax consequences to the Fund, its Predecessor Fund or their shareholders. In connection with the reorganization, the fiscal year-end of the Fund, subsequent to August 31, 1997, has been changed from August 31 to June 30.

8.  Federal Tax Information for Shareholders (Unaudited)
In accordance with federal tax requirements, each Fund designates its respective dividends paid from net investment income during the periods ended June 30, 1998 as "exempt-interest dividends". On November 28, 1997, the Ohio Insured Tax-Free Fund paid a short-term capital gain distribution of $0.0240 per share and a long-term capital gain distribution of $0.0550, of which $0.0253 was designated as 28% rate gains. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distributions, if any, paid during the 1998 calendar year early in 1999.

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 21.8%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    750,000  Goodman, WI, Sanitation Dist. No. 1 Sys. Rev. BANS..........  4.100%  12/01/1998  $   750,000
      500,000  Pima Co., AZ, USD No.1 (Tucson), Prerefunded @ 102..........  6.750   07/01/1998      510,000
      200,000  Arizona St. Highway Trans. Rev., Ser. A.....................  5.700   07/01/1998      200,000
      635,000  Los Alamos Co., NM, Income Utility Rev., Ser. A.............  4.800   07/01/1998      635,000
      110,000  University of New Mexico, Valencia Co. Branch Comm.
                College, GO................................................  4.500   08/01/1998      110,061
      100,000  Ohio St., GO................................................  3.850   08/01/1998      100,000
      500,000  Mesquite, TX, ISD GO, Ser. A................................  7.250   08/15/1998      502,014
      130,000  New York St. Medical Care Fac. Rev., Escrowed to Maturity...  7.250   08/15/1998      130,538
      370,000  Charlotte, NC, COP, Ser. D (Equipment Acq. Proj.)...........  4.050   09/01/1998      370,180
      245,000  Pace, FL, Ppty. Fin. Auth. Util. Sys. Rev...................  4.000   09/01/1998      245,000
      110,000  Philadelphia, PA, Parking Auth. Rev., Prerefunded @ 102.....  7.250   09/01/1998      112,825
      250,000  Alabama St. Municipal Elec. Auth. Power Supply Rev., Ser. A.  6.000   09/01/1998      250,937
      150,000  Ohio St. IDR, Ser. 1997 (Bomaine Corp. Proj.)...............  4.300   11/01/1998      150,000
      110,000  Okanogan Co., WA, GO........................................  3.800   12/01/1998      110,000
    1,000,000  Merrimack Co., NH, TANS.....................................  3.780   12/30/1998    1,000,146
      500,000  Chesterfield Co., VA, GO, Ser. B............................  6.200   01/01/1999      505,765
      600,000  Massillion, OH, GO BANS.....................................  4.550   01/15/1999      602,034
      641,600  American Municipal Power Sys. Impt. BANS (Village
                of Milan Proj.)............................................  3.950   01/22/1999      641,600
      435,000  Collin Co., TX, Comm. College Dist. Rev.....................  4.500   02/01/1999      436,684
      459,000  St. Mary's, OH, CSD, GO BANS................................  3.990   02/23/1999      459,399
      315,000  Washoe Co., NV, GO, Prerefunded @ 102.......................  7.375   07/01/1999      331,275
--------------                                                                                   ------------
 $  8,110,600  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $8,153,458).................................                      $ 8,153,458
                                                                                               ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.5%                  RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    900,000  Eddyville, IA, IDR (Heartland Lysine, Inc.).................  3.800%  07/01/1998  $   900,000
    1,500,000  Montgomery Co., OH, Ser. 1998A (Miami Valley Hosp.).........  4.000   07/01/1998    1,500,000
      500,000  Hopewell, VA, IDR (Hadson Power)............................  4.050   07/01/1998      500,000
      600,000  Idaho Health Fac. Auth. Rev., Ser. 1995 (St. Luke's Reg.
                Medical Cntr.).............................................  3.750   07/01/1998      600,000
    1,550,000  Kentucky Econ. Dev. Fin. Auth. Rev., Ser. 1995 (Sisters
                of Charity Nazareth).......................................  3.800   07/01/1998    1,550,000
      500,000  Arapahoe Co., CO, Rev., Ser. 1997 (Denver Jet Cntr. Proj.)..  3.900   07/01/1998      500,000
    1,000,000  Ohio St. Air Qual. Dev. Auth. Rev., Ser. 1995A..............  3.800   07/01/1998    1,000,000
    1,000,000  Cuyahoga Co., OH, Hosp. Impt. Rev., Ser. 1997D (Cleveland
                Clinic Foundation).........................................  4.000   07/01/1998    1,000,000
      700,000  Pinal, Co., AZ, IDA PCR (Magma Copper Co.)..................  3.900   07/01/1998      700,000
      900,000  Pinellas Co., FL, Health Fac. Rev. (Pooled Hosp. Loan)......  3.900   07/01/1998      900,000
    1,800,000  Trinity River, TX, Ser. 1997 (ADP Proj.)....................  4.000   07/01/1998    1,800,000
    1,000,000  Hamilton Co., OH, Health System Rev. (Franciscan Sisters)...  4.750   07/01/1998    1,000,000
    1,000,000  Chicago, IL, O'Hare International Airport, Ser. B
                (American Airlines)........................................  4.000   07/01/1998    1,000,000
    1,000,000  Illinois Dev. Fin. Auth. MFH Rev. (Cobbler Square Proj.)....  4.250   07/01/1998    1,000,000
      400,000  Montebello, CA, COP, Ser. 1997 (Montebello Public
                Impt. Corp.)...............................................  3.950   07/01/1998      400,000
      200,000  Kentucky EDR, Hosp. Facs. Rev., Ser. D (Health Alliance)....  3.550   07/01/1998      200,000
      330,000  Coppell, TX, IDR (Minyards Prop., Inc.).....................  3.900   07/01/1998      330,000
      335,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  4.050   07/02/1998      335,000
       70,000  St. Cloud, MN, Hsg. & Redev. Auth. Rev. (Coborn Realty Co.).  3.800   07/02/1998       70,000
    1,000,000  District of Columbia MFH, Tyler House Trust COP,
                Ser. 1995A.................................................  3.850   07/02/1998    1,000,000
      675,000  Brooklyn Park, MN, IDR (Schmidt Proj.)......................  3.800   07/02/1998      675,000
    1,500,000  Athens-Clarke Co., GA, IDR (Nakanishi Corp. Proj.)..........  4.125   07/02/1998    1,500,000
TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.5%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,200,000  Indiana St. Dev. Fin. Auth. Rev. (Lutheran H.S. Proj.)......  3.700%  07/02/1998  $ 1,200,000
    1,315,000  Mankato, MN, IDR, Ser. 1998 (Sacco Family Proj.)............  3.950   07/02/1998    1,315,000
      525,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  3.800   07/02/1998      525,000
--------------                                                                                   ------------
 $ 21,500,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $21,500,000)................................                      $21,500,000
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 18.9%                              RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    735,000  Buckeye Tax-Exempt Mtg. Bond Trust..........................  4.050%  08/01/1998  $   733,481
      570,000  Fort Mitchell, KY, Indust. Bldg. Rev.
                (Grandview/Hemmer Proj.)...................................  4.000   08/01/1998      570,000
      605,000  Corpus Christi, TX, IDR (Tex-Air Investment Co. Proj.)......  3.900   08/01/1998      605,000
      290,000  Lansing, MI, EDR (LGH Office Bldg. Proj.)...................  3.700   08/15/1998      290,000
    1,200,000  Owensboro, KY, IDR, Ser. 1985 (Dart Container)..............  3.750   09/01/1998    1,200,000
      106,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  3.850   09/01/1998      106,000
      150,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.)..................  4.015   10/01/1998      150,000
      500,000  Santa Clara Co., CA, Hsg. Auth. Rev. (Orchard
                Glen Apartments)...........................................  5.250   11/01/1998      500,000
      180,000  Medina Co., OH, IDR (Nationwide One Proj.)..................  3.950   11/01/1998      179,948
    1,000,000  Westmoreland Co., PA, IDR (White Cons Indust.)..............  4.010   12/01/1998    1,000,000
      540,000  Henderson Co., KY, River Port Auth. IDR
                (David Joseph Proj.).......................................  3.700   01/01/1999      539,649
      500,000  Colorado Health Fac. Auth. Rev., Ser. 1998A.................  3.700   01/15/1999      500,000
      680,000  Lexington-Fayette Co., KY, Urban Govt. Rev.
                (Providence Montessori)....................................  4.125   07/01/1999      680,000
--------------                                                                                   ------------
 $  7,056,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $7,054,078).................................                      $ 7,054,078
                                                                                                 ------------

 $ 36,666,600  TOTAL INVESTMENT SECURITIES-- 98.2%
==============
               (Amortized Cost $36,707,536)................................                      $36,707,536

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.8% ...............                          675,907
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $37,383,443
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 37.5%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    150,000  Brawley, CA, Wastewater Treatment Fac. Rev., COP............  3.800%  07/01/1998  $   150,000
      460,000  Shasta, CA, Joint Powers Fin. Auth. Landfill Rev.,
                Ser. 1997A.................................................  3.850   07/01/1998      460,000
      500,000  Los Angeles Co., CA, Transportation Sales Tax Rev., Ser. A..  5.200   07/01/1998      500,000
      160,000  Los Angeles Co., CA, Transportation Comm. Sales Tax
                Rev., Ser. A...............................................  7.200   07/01/1998      163,200
      110,000  San Mateo Co., CA, Joint Powers Fin. Auth. Lease Rev........  3.700   07/15/1998      110,000
    1,000,000  Santa Cruz Co., CA, Office of Educ. TRANS...................  4.500   07/30/1998    1,000,460
    1,000,000  Butte Co., CA, Office of Educ. TRANS........................  4.500   07/31/1998    1,000,487
      430,000  Calaveras, CA, USD, GO......................................  3.600   08/01/1998      430,000
      100,000  San Jose Redev. Agcy., Tax Alloc. (Merged Area Proj.).......  4.200   08/01/1998      100,032
      250,000  Pasadena, CA, Comm. Dev., Tax Alloc. (Downtown
                Redev. Proj.)..............................................  4.750   08/01/1998      250,185
    1,000,000  South Coast Air Quality Mgmt. Dist. Bldg. Corp.,
                CA, Rev., Prerefunded @ 102................................  7.800   08/01/1998    1,024,803
      500,000  California St. Dept. of Veteran Affairs, Home
                Purchase Rev., Ser. A......................................  8.300   08/01/1998      511,782
    1,000,000  Oxnard, CA, School Dist. TRANS..............................  4.500   08/13/1998    1,000,734
      235,000  Northern CA, Power Agcy. Rev................................  6.125   08/15/1998      235,657
      200,000  Los Angeles Co., CA, Public Works Fin. Auth. Rev............  4.000   09/01/1998      200,090
      400,000  Modesto, CA, Irrigation Dist. Fin. Auth. Water Proj.
                Rev., Ser. 1998D...........................................  4.250   09/01/1998      400,467
      265,000  Montebello, CA,  Comm. Redev. Agcy., Tax Alloc., Ser. A.....  4.500   09/01/1998      265,305
      300,000  California St. GO...........................................  5.400   09/01/1998      300,766
    1,200,000  Simi Valley, CA, Public Fin. Auth. Rev., Prerefunded @ 102..  7.000   09/01/1998    1,230,193
      635,000  California St. GO...........................................  4.700   10/01/1998      636,706
      190,000  Virgin Islands, Public Fin. Auth. Rev., Ser. B..............  6.900   10/01/1998      191,538
    1,000,000  California St. GO Veterans Bonds, Ser. A-Q..................  8.750   10/01/1998    1,012,074
      205,000  California St. GO, Veterans Bonds, Ser. A-S................. 11.000   10/01/1998      208,631
      215,000  Sacramento, CA, COP, Prerefunded @ 100......................  6.500   11/01/1998      217,126
      750,000  University of California, COP, UCLA Central
                Chiller/Congeneration Fac. ................................ 10.750   11/01/1998      767,349
      175,000  Rubidoux, CA, Community Service Dist. COP (Water Sys.
                Impt. Proj.)...............................................  3.500   12/01/1998      174,834
      100,000  California St. Dept. of Veteran Affairs, Home
                Purchase Rev., Ser. B......................................  3.850   12/01/1998      100,000
      205,000  San Ramon, CA, Public Fin. Auth., Tax Alloc.................  3.600   02/01/1999      205,000
      270,000  Big Bear Lake, CA, COP (Big Bear Lake Impt. Agcy.)..........  6.000   02/01/1999      273,226
      500,000  Los Angeles, CA, Wastewater Sys. Rev., Ser. A,
                Prerefunded @ 102..........................................  7.000   02/01/1999      519,835
      330,000  Los Angeles, CA, Wastewater Sys. Rev., Ser. A,
                Prerefunded @ 102..........................................  7.100   02/01/1999      342,715
      285,000  Madera Co., CA, COP (Valley Childrens Hosp.)................  3.600   03/15/1999      285,000
      200,000  California Fin. Auth. Solid Waste Disposal Rev.,
                Ser. 1998C (City Fibers, Inc.).............................  4.000   04/01/1999      200,000
      250,000  San Diego Co., CA, Regional Transportation Comm.
                Sales Tax Rev., Ser. A.....................................  5.000   04/01/1999      252,366
      100,000  San Diego, CA, Sewer Rev., Ser. A...........................  4.000   05/15/1999      100,125
      100,000  California St. GO, Ser. B-J.................................  4.125   06/01/1999      100,118
      160,000  California St. University Trust COP.........................  6.000   06/01/1999      163,139
      255,000  Napa Valley, CA, USD, GO....................................  7.000   08/01/1999      263,711
--------------                                                                                   ------------
 $ 15,185,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........
--------------
               (Amortized Cost $15,347,653)................................                      $15,347,653
                                                                                                 ------------
CALIFORNIA TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 56.4%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,000,000  California Higher Educ. Loan Auth. Student Loan Rev.........  3.500%  07/01/1998  $ 1,000,000
    1,600,000  Vacaville, CA, IDA, IDR (Leggett & Platt, Inc.).............  3.650   07/01/1998    1,600,000
    1,500,000  Dinuba, CA, Fin. Auth. Rev., Ser. 1996A (Wastewater
                Treatment Plant Proj.).....................................  3.950   07/01/1998    1,500,000
      400,000  Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.).......  3.600   07/01/1998      400,000
    1,400,000  San Rafael, CA, IDR, Ser. 1984 (Phoenix American, Inc.).....  3.700   07/01/1998    1,400,000
    2,900,000  Santa Paula, CA, Public Fin. Auth. Rev., Ser. 1996
                (Water Sys. Acquisition Proj.).............................  4.300   07/01/1998    2,900,000
    1,500,000  Ontario, CA, Rev., Ser. A (Redev. Agcy. Hsg. Fin.)..........  4.250   07/01/1998    1,500,000
      600,000  Montebello, CA, COP, Ser. 1997 (Montebello Public
                Impt. Corp.)...............................................  3.950   07/01/1998      600,000
    1,200,000  Newport Beach, CA, Rev., Ser. A (Hoag Memorial Hosp.).......  3.600   07/01/1998    1,200,000
    1,000,000  San Bernardino Co., CA, Capital Impt.
                Refinancing Proj. Rev. ....................................  3.900   07/02/1998    1,000,000
    1,150,000  Alameda Co., CA, IDR, Ser. A (Tool Family Partnership)......  3.500   07/02/1998    1,150,000
    1,300,000  San Bernardino Co., CA, COP.................................  3.600   07/02/1998    1,300,000
      900,000  San Bernardino, CA, IDR (LaQuinta Motor Inns)...............  3.650   07/02/1998      900,000
    1,500,000  Hanford, CA, Sewer Rev., Ser. A.............................  3.900   07/02/1998    1,500,000
    2,000,000  Alameda Co., CA, IDR (Dicon Fiberoptics, Inc., Proj. A).....  3.500   07/02/1998    2,000,000
    3,200,000  California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.)......  3.800   07/15/1998    3,200,000
--------------                                                                                   ------------
 $ 23,150,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $23,150,000)................................                      $23,150,000
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 2.9%                               RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,200,000  Huntington Park, CA, Redev. Agcy. Rev. (Huntington
                Park Personal Storage II)..................................  3.800%   08/01/1998 $ 1,200,000
--------------                                                                                   ------------
               (Amortized Cost $1,200,000)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     COMMERCIAL PAPER-- 2.4%                                        RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,000,000  San Diego, CA, IDR (SDG&E)..................................  3.550%  07/14/1998  $ 1,000,000
--------------                                                                                   ------------
               (Amortized Cost $1,000,000)

 $ 40,535,000  TOTAL INVESTMENT SECURITIES-- 99.2%
==============
               (Amortized Cost $40,697,653)................................                      $40,697,653

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                          315,179
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $41,012,832
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.7%          RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    500,000  Ohio St. Higher Educ. Fac. Comm. Rev.
                (Western Reserve Univ.)....................................  4.750%  07/01/1998    $ 500,000
      925,000  Seneca Co., OH, Human Fac. GO BANS..........................  4.120   07/09/1998      925,054
      700,000  Marysville, OH, Road Realignment GO BANS....................  4.060   07/15/1998      700,069
    2,000,000  Plain Township, OH, Fire Station GO BANS....................  4.330   07/15/1998    2,000,438
      893,000  Reynoldsburg City, OH, Cap. Fac. GO BANS, Ser. 1998.........  4.150   07/15/1998      893,135
    1,000,000  Springboro City, OH, Water Sys. Impt. GO BANS, Ser. 1998....  4.050   07/28/1998    1,000,219
    2,226,000  Wood Co., OH, Sheriff's Dept. Impt. GO BANS, Ser. 1997......  4.250   07/31/1998    2,226,615
    1,000,000  Euclid City, OH, Various Purpose GO BANS....................  4.120   07/31/1998    1,000,134
    2,000,000  Ohio St. GO.................................................  3.850   08/01/1998    2,000,073
      250,000  Ohio St. GO.................................................  4.000   08/01/1998      250,054
    1,000,000  Ohio St. GO.................................................  5.500   08/01/1998    1,001,476
      270,000  Ohio St., Infrastructure GO.................................  3.800   08/01/1998      270,014
    1,000,000  Pickerington, OH, LSD School Impt. GO BANS, Ser. 1998.......  4.070   08/03/1998    1,000,393
    1,400,000  Wadsworth, OH, CSD School Impt. GO BANS, Ser. 1998..........  4.230   08/04/1998    1,400,554
    1,000,000  Wadsworth, OH, CSD School Impt. GO BANS.....................  4.375   08/04/1998    1,000,431
    1,060,000  Mason-Deerfield Joint Fire Dist. GO BANS, Ser. 1997.........  4.260   08/05/1998    1,060,254
    2,440,000  Ottawa Co., OH, Regional Water Sys. Impt. GO BANS...........  4.125   08/06/1998    2,440,578
    1,055,000  Marysville, OH, Downtown Sidewalk GO BANS...................  4.220   09/03/1998    1,055,481
      207,000  Plain, OH, LSD School Impt. GO BANS.........................  4.310   09/03/1998      207,067
      890,000  Marysville, OH, Various Purpose GO BANS.....................  4.160   09/03/1998      890,390
    1,000,000  Wilmington, OH, CSD School Impt. GO BANS....................  4.300   09/08/1998    1,001,113
    1,180,000  Loveland, OH, Real Estate Acq. GO BANS......................  4.110   09/10/1998    1,180,464
      250,000  Columbus, OH, GO, Ser. 2....................................  4.350   09/15/1998      250,329
    4,075,000  Mayfield Village, OH, Various Purpose GO BANS...............  4.125   09/29/1998    4,077,107
    1,200,000  Rural Lorain, OH, Water Auth. Rev., Prerefunded @ 102.......  7.700   10/01/1998    1,235,107
      900,000  Salem, OH, CSD Energy Conserv. GO BANS, Ser. 1997...........  4.130   10/01/1998      900,390
    1,050,000  Ohio St. Bldg. Auth. Rev., Ser. C...........................  7.100   10/01/1998    1,058,367
    2,000,000  Ontario, OH, LSD School Impt. GO BANS.......................  4.375   10/07/1998    2,003,340
    1,000,000  Lake Co., OH, Various Purpose GO BANS.......................  4.070   10/08/1998    1,000,442
    1,580,000  Streetsboro City, OH, Various Purpose GO BANS...............  4.150   10/09/1998    1,580,623
    2,030,000  Jackson Co., OH, Correction Fac. GO BANS,  Ser. 1997........  4.330   10/15/1998    2,031,884
    1,000,000  Hamilton, OH, Elec. Sys. Rev., Ser. B, Prerefunded @ 102....  8.000   10/15/1998    1,032,011
      500,000  Columbus, OH, Water Sys. Rev................................  5.500   11/01/1998      502,929
    1,000,000  Ohio St. Public Fac. Rev., Ser. II-B........................  4.500   11/01/1998    1,002,597
      500,000  Ohio St. Higher Educ. Fac. Comm. Rev. (Xavier
                Univ. Proj.), Prerefunded @ 100............................  7.200   11/01/1998      505,927
      500,000  Lima, OH, River Corridor Land Acq. GO BANS..................  4.250   11/10/1998      500,435
      500,000  Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic Foundation)..  5.250   11/15/1998      502,819
    1,155,000  Marysville, OH, Various Purpose GO BANS.....................  4.220   11/19/1998    1,156,157
    3,500,000  Hamilton, OH, Real Estate Acq. GO BANS......................  4.850   11/19/1998    3,503,227
    2,000,000  Summit Co., OH, Various Purpose GO BANS, Ser. 1997B.........  4.875   11/19/1998    2,007,996
    1,425,000  Marion Co., OH, Correctional Fac. GO BANS...................  4.100   11/23/1998    1,426,195
    1,190,500  Fort Recovery, OH, LSD School Construction GO BANS..........  4.230   11/24/1998    1,192,721
      600,000  Gahanna-Jefferson, OH, CSD GO BANS..........................  4.500   12/01/1998      601,937
      500,000  Kettering, OH, Recreation Center GO.........................  4.300   12/01/1998      501,421
    1,580,000  Toledo, OH, Various Purpose GO, Ser. A......................  3.850   12/01/1998    1,580,000
      730,000  Toledo, OH, Various Purpose GO, Ser. B......................  3.850   12/01/1998      730,293
    1,135,000  Olentangy, OH, LSD School Impt. GO BANS.....................  3.900   12/01/1998    1,135,898
      300,000  Adams Co., OH, Valley LSD School Impt. GO BANS..............  4.550   12/01/1998      300,968
      640,000  Muskingum Co., OH, Brandywine Blvd. Extension GO BANS.......  4.350   12/02/1998      640,778
OHIO TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.7%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,200,000  Muskingum Co., OH, Juvenile Detention GO BANS...............  4.100%  12/03/1998  $ 1,202,079
      900,000  Hudson City, OH, Various Purpose GO BANS....................  4.125   12/10/1998      900,826
    2,900,000  Geauga Co., OH, Park Dist. GO...............................  4.080   12/10/1998    2,900,981
      840,000  Maple Heights, OH, CSD GO TRANS, Ser. 1998..................  4.000   12/11/1998      840,728
      885,000  Painesville City, OH, Various Purpose GO BANS...............  4.140   12/16/1998      885,937
      710,000  Wood Co., OH, Regional Water & Sewer GO BANS................  4.100   01/22/1999      710,570
      850,000  Marysville, OH, Various Purpose GO BANS.....................  4.070   01/28/1999      851,276
    3,239,377  Toledo, OH, CSD Energy Conserv. GO BANS.....................  4.000   01/29/1999    3,242,999
      600,000  North Ridgeville City, OH, Waterworks Sys. Impt. GO BANS....  4.200   02/03/1999      600,857
    1,190,000  Marion Co., OH, Human Services Bldg. Impt. GO BANS..........  4.100   02/10/1999    1,192,108
    1,200,000  South Euclid-Lyndhurst, OH, CSD Energy Conserv. GO..........  3.980   02/11/1999    1,201,636
    1,000,000  Mason, OH, CSD GO BANS, Ser. 1998A..........................  4.020   02/18/1999    1,002,575
    2,000,000  Van Wert Co., OH, Jail Construction GO BANS.................  3.930   02/18/1999    2,001,589
      950,000  Ottawa Co., OH,  Port Auth. Fac. GO BANS....................  3.980   02/23/1999      951,662
    1,130,000  Akron, OH, Waterworks Rev...................................  3.650   03/01/1999    1,130,000
      500,000  Ohio St. Bldg. Auth. Rev., Ser. A...........................  7.150   03/01/1999      511,060
    1,050,000  Salem, OH, CSD School Impt. GO BANS, Ser. 1998..............  3.900   03/04/1999    1,051,362
    3,960,000  American Municipal Power, OH, Rev. BANS (City of
                Wadsworth Proj.)...........................................  3.850   03/17/1999    3,960,000
      300,000  New Knoxville, OH, LSD School Impt. GO BANS.................  4.070   03/25/1999      300,463
    1,800,000  American Municipal Power, OH, Rev. BANS (Lodi Village Proj.)  3.875   03/25/1999    1,800,000
    1,266,000  Crestline Village, OH, Capital Facilities GO BANS, Ser. 1998  4.250   04/07/1999    1,267,865
      900,000  Allen Co., OH, Bath Township Ditch GO BANS..................  4.100   04/13/1999      902,037
    3,300,000  Hebron Village, OH, Sanitary Sewer Sys., Ser. 1998..........  4.580   04/15/1999    3,314,503
    1,000,000  Ohio St. Pub. Fac., Higher Educ. Rev., Ser. II-A............  4.750   05/01/1999    1,008,499
    1,250,000  Marysville, OH, Various Purpose GO BANS.....................  4.160   05/06/1999    1,252,639
    1,150,000  Ross Co., OH, Bldg. Acq. GO BANS............................  4.000   05/19/1999    1,150,000
    2,000,000  Summit Co., OH, Various Purpose GO BANS, Ser. 1998A.........  4.500   06/03/1999    2,013,462
    1,000,000  Norwalk City, OH, Street Impt. GO BANS (Downtown
                Rental Proj.)..............................................  4.000   06/10/1999    1,001,536
    2,500,000  Hamilton City, OH, Various Purpose GO BANS, Ser. 1998.......  3.750   06/11/1999    2,500,000
    2,400,000  Obetz Village, OH, Street Impt. GO BANS.....................  4.170   06/15/1999    2,403,736
    1,870,000  St. Mary's City, OH, Sanitation Impt. GO BANS...............  4.200   06/15/1999    1,875,160
    1,100,000  Van Wert City, OH, Sewer Sys. Impt. GO BANS.................  4.150   06/17/1999    1,103,054
      410,000  Parma, OH, CSD School Impt. GO BANS.........................  3.850   06/24/1999      410,000
    1,640,000  Clark Co., OH, Various Purpose GO BANS......................  4.150   06/24/1999    1,645,420
    2,100,000  American Municipal Power, OH, Rev. BANS
                (Montpelier Village Proj.).................................  3.950   07/15/1999    2,100,000
--------------                                                                                   ------------
 $107,926,877  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $108,152,523)...............................                      $108,152,523
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.7%                  RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $     50,000  Franklin Co., OH, IDR (Columbus Dist.)......................  3.700%  07/01/1998  $    50,000
    2,200,000  Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998 (United
                Cerebral Palsy Assoc.).....................................  3.650   07/01/1998    2,200,000
    4,100,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997B
               (Health Alliance of Greater Cincinnati).....................  3.550   07/01/1998    4,100,000
    3,500,000  Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.).........  3.650   07/01/1998    3,500,000
      965,000  Centerville, OH, Health Care Rev. (Bethany Memorial)........  3.600   07/01/1998      965,000
    3,000,000  Cuyahoga Co., OH, Hosp. Rev., Ser. 1997C
                (Cleveland Clinic Foundation)..............................  3.550   07/01/1998    3,000,000
    1,700,000  Lorain Co., OH, IDR (EMH Med. Ctr. Proj.)...................  3.600   07/01/1998    1,700,000
    1,000,000  Butler Co., OH, IDR (Phillip Morris Co.)....................  3.600   07/01/1998    1,000,000
    1,375,000  Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.)....  3.650   07/01/1998    1,375,000
OHIO TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.7%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  2,320,000  Erie Co., OH, IDR (Toft Dairy, Inc.)........................  3.650%  07/01/1998  $ 2,320,000
      750,000  Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.)...  3.650   07/01/1998      750,000
    2,700,000  Hamilton Co., OH, Health Alliance, Ser. F...................  3.550   07/01/1998    2,700,000
    3,000,000  Clinton Co., OH, Hosp. Rev. (Ohio Hospital Cap., Inc.)......  3.650   07/01/1998    3,000,000
    2,000,000  Montgomery Co., OH, EDR Rev. (Dayton Art Institute).........  3.550   07/01/1998    2,000,000
      500,000  Ohio St. Environmental Impt. Rev. (U.S. Steel Corp.)........  3.850   07/01/1998      500,000
    2,900,000  Muskingum Co., OH, IDR (Elder-Beerman)......................  3.850   07/01/1998    2,900,000
    4,045,000  Cuyahoga Co., OH, IDR (S & R Playhouse Realty)..............  3.900   07/01/1998    4,045,000
    1,865,000  Franklin Co., OH, IDR (Capitol South).......................  3.950   07/01/1998    1,865,000
    2,200,000  Delaware Co., OH, IDR (Radiation Sterilizers, Inc.).........  3.900   07/01/1998    2,200,000
    1,000,000  Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D (Cleveland
                Clinic Foundation).........................................  4.000   07/01/1998    1,000,000
      375,000  Franklin Co., OH, IDR (BOA Ltd. Proj.)......................  4.000   07/01/1998      375,000
    1,000,000  Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)............  3.600   07/01/1998    1,000,000
      800,000  Cincinnati & Hamilton Co., OH, Port. Auth. EDR
                (Kenwood Office Assoc. Proj.)..............................  3.700   07/01/1998      800,000
    1,700,000  Montgomery Co., OH, Rev., Ser. 1998A (Miami Valley Hospital)  4.000   07/01/1998    1,700,000
   14,500,000  Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters).....  4.750   07/01/1998   14,500,000
    5,600,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1995A
                (Cincinnati Gas & Elect.)..................................  3.800   07/01/1998    5,600,000
      900,000  Lucas Co., OH, EDR (Glendale Meadows).......................  3.650   07/01/1998      900,000
      905,000  Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)................  3.650   07/01/1998      905,000
    2,170,000  Summit Co., OH, IDR (Bowery Assoc.).........................  3.600   07/01/1998    2,170,000
    1,000,000  Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)..............  3.600   07/01/1998    1,000,000
      494,000  Lorain Co., OH, IDR, Ser. C (Kindercare)....................  3.700   07/01/1998      494,000
      300,000  Medina, OH, IDR (Kindercare)................................  3.700   07/01/1998      300,000
    1,000,000  Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)...........  3.600   07/01/1998    1,000,000
      375,000  Hudson Village, OH, IDR, Ser. A (Kindercare)................  3.700   07/01/1998      375,000
      965,000  Huron Co., OH, Rev. (Norwalk Furniture Corp.)...............  3.650   07/01/1998      965,000
      670,000  Montgomery Co., OH, Health Care Rev., Ser. A
                (Dayton Area MRI Consortium)...............................  3.650   07/01/1998      670,000
      200,000  Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.)...........  3.600   07/01/1998      200,000
      775,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993A
               (Hospice of the Western Reserve)............................  3.650   07/01/1998      775,000
      900,000  Cuyahoga Co., OH, Health Care Fac. Rev. (Benjamin
                Rose Inst.)................................................  3.600   07/01/1998      900,000
      340,000  Montgomery Co., OH, IDR (Kindercare)........................  3.700   07/01/1998      340,000
      437,000  Stark Co., OH, IDR, Ser. D (Kindercare).....................  3.700   07/01/1998      437,000
      935,000  Lucas Co., OH, IDR, Ser. D (Kindercare).....................  3.700   07/01/1998      935,000
      564,000  Franklin Co., OH, IDR, Ser. D (Kindercare)..................  3.700   07/01/1998      564,000
    2,160,000  Defiance Co., OH, IDR (Isaac Property Proj.)................  3.650   07/01/1998    2,160,000
    1,000,000  Morrow Co., OH, IDR (Field Container Corp.).................  3.550   07/01/1998    1,000,000
    1,000,000  Toledo, OH, City Serv., Special Assessment..................  3.550   07/01/1998    1,000,000
      287,000  Middletown, OH, IDR, Ser. A (Kindercare)....................  3.700   07/01/1998      287,000
    1,300,000  Franklin Co., OH, IDR (Jacobsen Stores).....................  3.950   07/01/1998    1,300,000
      375,000  Wadsworth, OH, IDR (Kindercare).............................  3.700   07/01/1998      375,000
    1,750,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993B
                (Hospice of the Western Reserve)...........................  3.650   07/01/1998    1,750,000
    2,690,000  Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts.
                Proj. Phase II)............................................  3.600   07/02/1998    2,690,000
    4,485,000  Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of
                the Valley)................................................  3.600   07/02/1998    4,485,000
      770,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  3.600   07/02/1998      770,000
      770,000  Marion Co., OH, Hosp. Impt. Rev., Ser. 1992
                (Pooled Lease Proj.).......................................  3.600   07/02/1998      770,000
    4,000,000  Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
                (St. Vincent De Paul Proj.)................................  3.750   07/02/1998    4,000,000
    3,500,000  Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996
                (Lima Memorial Hosp.)......................................  3.600   07/02/1998    3,500,000
    1,610,000  Mahoning Co., OH, Health Care Fac. Rev.
                (Ohio Heart Institute).....................................  3.600   07/02/1998    1,610,000
    3,200,000  Butler Co., OH, Hosp. Fac. Rev., Ser. 1998A
               (Berkeley Square Retirement Cntr. Proj.)....................  3.650   07/02/1998    3,200,000
OHIO TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.7%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    750,000  Pike Co., OH, EDR (Pleasant Hill)...........................  3.600%  07/02/1998  $   750,000
      450,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                (Visiting Nurse Svcs. Proj.)...............................  3.600   07/02/1998      450,000
    1,252,900  Hamilton Co., OH, EDR, Ser. 1995 (Cincinnati Assoc.
                for the Performing Arts)...................................  3.650   07/02/1998    1,252,900
      350,000  Lucas Co., OH, Rev. (Sunshine Children's Home)..............  3.600   07/02/1998      350,000
    3,700,000  Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
                (Ashtabula Co. Med. Ctr. Proj.)............................  3.600   07/02/1998    3,700,000
    1,445,000  Village of Andover, OH, Health Care Rev., Ser. 1996
                (D&M Realty Proj.).........................................  3.600   07/02/1998    1,445,000
      405,000  Lucas Co., OH, IDR (S.A. Associates Proj.)..................  3.700   07/02/1998      405,000
      565,000  Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.).............  3.600   07/02/1998      565,000
      100,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  3.600   07/02/1998      100,000
    1,180,000  Franklin Co., OH, IDR (Ohio Girl Scouts)....................  3.600   07/02/1998    1,180,000
    1,560,000  Allen Co., OH, Health Care Fac. Rev. (Mennonite
                Memorial Home Proj.).......................................  3.500   07/02/1998    1,560,000
    1,900,000  Summit Co., OH, Health Care Fac. Rev., Ser. 1997
                (Evant, Inc. Proj.)........................................  3.600   07/02/1998    1,900,000
    2,000,000  Franklin Co., OH, IDR (Alco Standard Corp.).................  3.650   07/02/1998    2,000,000
    1,700,000  Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.)........  3.600   07/02/1998    1,700,000
    5,630,000  Sharonville, OH, IDR (Duke Realty Proj.)....................  3.600   07/02/1998    5,630,000
    5,000,000  Hamilton Co., OH, Fac. Rev., Ser. 1997A (Episcopal
                Retirement Homes)..........................................  3.650   07/02/1998    5,000,000
    1,600,000  Warren Co., OH, IDR (Liquid Container Proj.)................  3.600   07/02/1998    1,600,000
    3,740,000  Montgomery Co., OH, Health Care Rev. (Comm.
                Blood Ctr. Proj.)..........................................  3.600   07/02/1998    3,740,000
    8,000,000  Franklin Co., OH, IDR (Berwick Steel).......................  4.250   07/02/1998    8,000,000
    1,000,000  Franklin Co., OH, Hosp. Rev. (U.S. Health Corp.)............  3.550   07/02/1998    1,000,000
    4,600,000  Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.)...............  3.600   07/02/1998    4,600,000
      400,000  Franklin Co., OH, IDR (Columbus College)....................  3.600   07/02/1998      400,000
    4,800,000  Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.)..  3.600   07/02/1998    4,800,000
      900,000  Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker
                Holdings, Inc.)............................................  3.600   07/02/1998      900,000
    1,750,000  Westlake, OH, IDR (Nordson Co.).............................  3.500   07/02/1998    1,750,000
    5,000,000  Ohio St. Higher Educ. Fac. Comm. Rev. (Pooled Fin.).........  3.600   07/02/1998    5,000,000
    2,000,000  Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.)........  3.750   07/02/1998    2,000,000
    5,800,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997A
                (Children's Hosp. Med. Ctr.................................  3.600   07/02/1998    5,800,000
    1,955,000  Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks).....  3.600   07/02/1998    1,955,000
    1,975,000  Ashland Co., OH, Hosp. Fac. Rev., Ser. 1989
                (Good Shepherd Home).......................................  4.000   07/03/1998    1,975,000
      600,000  Ohio St. Higher Educ. Fac. Rev., (John Carroll University)..  4.250   07/06/1998      600,000
    4,250,000  Cincinnati & Hamilton Co., OH, Port. Auth. Rev.
                (Kaiser Agric. Chemical Co.)...............................  3.350   07/07/1998    4,250,000
    1,400,000  Hamilton Co., OH, IDR (ADP System)..........................  3.700   07/15/1998    1,400,000
--------------                                                                                   ------------
 $184,729,900  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $184,729,900)...............................                      $184,729,900
                                                                                                 ------------

OHIO TAX-FREE MONEY FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 9.2%                               RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  2,500,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. A
                (Duquesne Light)...........................................  3.950%  07/10/1998  $ 2,500,000
    1,215,000  Hamilton, OH, IDR (Continental Commercial Ppty.)............  3.850   08/01/1998    1,215,000
    1,000,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. A
                (Ohio Edison Proj.)........................................  4.350   08/01/1998    1,000,371
      884,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  3.850   09/01/1998      884,000
    2,520,000  Perry Co., OH, Nursing Fac. Rev., Ser. 1996
                (New Lexington Health Corp. Proj.).........................  4.000   09/01/1998    2,520,000
      640,000  Riverside, OH, Econ. Dev. Rev. (Riverside Assoc. Ltd. Proj.)  3.800   09/01/1998      640,000
    4,915,000  Cuyahoga Co., OH, IDR (Halle Office Building)...............  4.015   10/01/1998    4,915,000
      165,000  Franklin Co., OH, IDR (Pan Western Life)....................  3.650   10/01/1998      165,000
    1,210,000  Miami Valley Tax-Exempt Mtg. Bond Trust.....................  4.880   10/15/1998    1,210,000
    1,410,000  Clermont Co., OH, EDR (John Q. Hammons Proj.)...............  3.800   11/01/1998    1,410,000
      615,000  Franklin Co., OH, IDR (GSW Proj.)...........................  3.750   11/01/1998      615,000
    3,125,000  Ohio St. HFA MFH (Lincoln Park).............................  3.850   11/01/1998    3,125,000
    3,570,000  Richland Co., OH, IDR (Mansfield Sq. Proj.).................  3.850   11/15/1998    3,570,000
      585,000  Cuyahoga Co., OH, Health Care Rev...........................  3.950   12/01/1998      585,000
    2,290,000  Franklin Co., OH, IDR (Leveque & Assoc. Proj.)..............  3.800   12/01/1998    2,290,000
      905,000  Scioto Co., OH, Health Care Rev. Bonds (Hillview Retirement)  3.800   12/01/1998      905,000
    1,000,000  Gallia Co., OH, IDR (Jackson Pike Assoc.)...................  3.700   12/15/1998    1,000,000
    1,085,000  Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 2.............  3.900   12/15/1998    1,084,776
--------------                                                                                   ------------
 $ 29,634,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $29,634,147)................................                      $29,634,147
                                                                                                 ------------

 $322,290,777  TOTAL INVESTMENT SECURITIES -- 100.6%
==============
               (Amortized Cost $322,516,570)...............................                      $322,516,570

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.6)% .............                        (1,934,059)
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $320,582,511
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.9%          RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    250,000  Puerto Rico Elec. Power Auth. Rev., Ser. O..................  6.300%  07/01/1998  $   250,000
      200,000  Florida School Board Assoc. Lease Rev. (Orange Co. Proj.)...  6.800   07/01/1998      200,000
      140,000  Florida St. GO..............................................  7.000   07/01/1998      140,000
      100,000  Parker, AZ, Street & Highway Rev. Proj. 1997, Ser. A........  9.000   07/01/1998      100,000
      155,000  Florida St. GO, Prerefunded @ 102...........................  7.000   07/01/1998      158,100
    1,150,000  Dade Co., FL, GO, Ser. 1....................................  6.750   07/01/1998    1,150,000
      100,000  Brevard Co., FL, School Dist. COP, Ser. A...................  5.110   07/01/1998      100,000
      150,000  Florida St. Div. Board Fin. Rev. (Dept. of Natural Resources) 4.300   07/01/1998      150,000
      500,000  Seattle, WA, GO, Prerefunded @ 100..........................  7.200   07/01/1998      500,000
      100,000  Broward Co., FL, School Board COP...........................  6.750   07/01/1998      102,812
      335,000  Clay Co., FL, School Board Master Lease Program COP.........  4.200   07/01/1998      335,000
      300,000  Westfield, IN, High School Bldg. Corp. Rev., Ser. 1998......  3.600   07/05/1998      300,000
      435,000  Lawrence Twp., IN, School Bldg. Corp. Rev...................  3.750   07/05/1998      435,000
      385,000  East Chicago, IN, Multi-School Bldg. Rev., Ser. 1998........  4.000   07/15/1998      385,020
      280,000  Lakeland, NY, Central School Dist. GO.......................  6.000   07/15/1998      280,244
      835,000  Miami-Dade Co., FL, School Boards COP, Ser. A...............  4.250   08/01/1998      835,084
      100,000  Lee Co., FL, School Board COP, Ser. A.......................  4.750   08/01/1998      100,074
      500,000  Palm Beach Co., FL, School Board COP, Ser. A................  4.150   08/01/1998      500,138
      150,000  Indian Trail, FL, Water Control Dist. Impt. Rev.............  4.100   08/01/1998      150,043
      100,000  Dade Co., FL, School Dist. GO...............................  6.400   08/01/1998      100,206
      500,000  Dade Co., FL, School Dist. GO...............................  6.000   08/01/1998      500,941
      250,000  Dade Co., FL, School Board COP (G. Holmes Braddock
                High School)...............................................  4.375   08/01/1998      250,097
      500,000  Seminole Co., FL, School Dist. GO...........................  5.400   08/01/1998      500,672
      325,000  Dallas, TX, Tax Increment Fin. Reinvest. Zone, Tax Alloc....  5.600   08/15/1998      325,656
      200,000  Indian River Co., FL, Water & Sewer Rev., Ser. B............  4.400   09/01/1998      200,180
    1,000,000  Yakima Co., WA, BANS........................................  4.125   09/01/1998    1,000,588
      500,000  Aurora, IL, MFH Rev., Ser. 1988 (Fox Valley)................  7.750   09/01/1998      502,424
      150,000  Miami, FL, Spec. Rev........................................  4.500   09/01/1998      150,160
      360,000  Port St. Lucie, FL, Sales Tax Rev...........................  3.500   09/01/1998      360,000
      100,000  Hollywood, FL, Water & Sewer Rev............................  6.000   10/01/1998      100,507
      100,000  Broward Co., FL, Airport Sales Rev., Ser. C.................  4.100   10/01/1998      100,060
      250,000  Dade Co., FL, Aviation Rev., Ser. A.........................  5.150   10/01/1998      250,827
      150,000  Dade Co., FL, Seaport Rev...................................  4.000   10/01/1998      150,090
      200,000  Tallahassee, FL, Municipal Elec. Rev., Ser. A...............  4.900   10/01/1998      200,414
      250,000  Destin, FL, Capital Impt. Rev., Prerefunded @ 102...........  7.100   10/01/1998      260,127
      100,000  Jacksonville, FL, Elec. Auth. Rev...........................  9.750   10/01/1998      101,478
      600,000  Indiana St. Univ., IN, Student Fees Rev., Ser. H............  3.900   10/01/1998      600,140
      425,000  Lake Superior St. Univ., MI, Rev............................  4.500   11/15/1998      426,172
      230,000  Clinton Co., IN, Jail Bldg. Corp. Rev.......................  3.900   11/15/1998      230,000
    1,339,000  South Bay, FL, Subordinate Water & Sewer Rev. BANS,
                Ser. 1998..................................................  4.350   12/01/1998    1,340,864
      320,000  Virginia Beach, VA, Dev. Auth. Lease Rev., Social Svcs. Fac.  4.300   12/01/1998      320,915
      230,000  Grand Co., CO, School Dist. East Grand #2...................  3.700   12/01/1998      230,000
      300,000  Sycamore, OH, Comm. School Dist. School Impt. GO, Ser. 1998.  3.700   12/01/1998      300,000
    2,000,000  Merrimack Co., NH, TANS.....................................  3.780   12/30/1998    2,000,291
      185,000  Escambia Co., FL, Utilities Auth. Rev., Ser. 1998A..........  3.600   01/01/1999      185,000
    1,000,000  Florida St. Board of Educ. Cap. Outlay GO, Ser. A...........  4.500   01/01/1999    1,003,160
      500,000  Texas Turnpike Auth. Rev. (N. Dallas Tollway),
                Prerefunded @ 102..........................................  7.250   01/01/1999      523,462
FLORIDA TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.9%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    300,000  West Palm Beach, FL, GO, Prerefunded @ 102..................  6.000%  03/01/1999  $   310,237
      360,000  Dade Co., FL, School Board COP, Ser. A......................  4.300   05/01/1999      361,394
    2,500,000  Port St. Joe, FL, Cap. Impt. Rev. BANS, Ser. 1998...........  4.350   07/01/1999    2,507,700
--------------                                                                                   ------------
 $ 21,489,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $21,565,277)................................                      $21,565,277
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 62.6%                  RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,900,000  Broward Co., FL, HFA MFH (Margate Investment Proj.).........  3.600%  07/01/1998  $ 1,900,000
    1,000,000  Eustis, FL, Multi-Purpose Rev...............................  3.600   07/01/1998    1,000,000
    3,800,000  Pinellas Co., FL, Health Fac. Auth. Rev. (Pooled Hosp. Loan)  3.900   07/01/1998    3,800,000
      500,000  Pinal Co., AZ, IDA PCR (Magma Copper Co.)...................  3.900   07/01/1998      500,000
    1,000,000  Palm Beach Co., FL, Water & Sewer Rev.......................  4.450   07/01/1998    1,000,000
    3,800,000  Kentucky Econ. Dev. Fin. Auth., Ser. 1995 (Sisters
                of Charity Nazareth).......................................  3.800   07/01/1998    3,800,000
    2,600,000  Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1996
                (Genesis Rehab. Hosp.).....................................  4.000   07/01/1998    2,600,000
    1,000,000  Hillsborough Co., FL, IDA PCR (Tampa Elec.).................  4.100   07/01/1998    1,000,000
    1,500,000  Trinity River, TX, IDR, Ser. 1997 (ADP Proj.)...............  4.000   07/01/1998    1,500,000
    2,000,000  Orange Co., FL, IDR, Ser. 1997 (Univ. of Central Florida
                Foundation Proj.)..........................................  3.600   07/01/1998    2,000,000
    1,000,000  St. Petersburg, FL, HFA Rev., Ser. 1997 (Menorah
                Manor Project).............................................  3.550   07/01/1998    1,000,000
    1,305,000  Florida HFA MFH, Ser. EEE (Carlton Arms II Proj.)...........  3.650   07/01/1998    1,305,000
    1,735,000  Illinois Dev. Fin. Auth., MFH Rev. (Cobbler Square Proj.)...  4.250   07/01/1998    1,735,000
      300,000  Indiana HFA, Ser. 1991 (Capital Access Pool)................  3.600   07/01/1998      300,000
    1,000,000  Indiana Health Fac. Fin. Auth. Rev. (Capital Access Pool)...  3.600   07/01/1998    1,000,000
    1,300,000  Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B).............  3.600   07/01/1998    1,300,000
    2,000,000  Boca Raton, FL, IDR (Parking Garage)........................  3.875   07/02/1998    2,000,000
    3,500,000  Iowa Financing Auth. Rev. (Burlington Medical Center).......  3.650   07/02/1998    3,500,000
    1,750,000  Harvard, IL, Health Care Fac. Rev., Ser. 1998...............  3.550   07/02/1998    1,750,000
    1,600,000  Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.)....  3.600   07/02/1998    1,600,000
    1,500,000  Marion Co., FL, HFA (Summer Trace Apts.)....................  3.600   07/02/1998    1,500,000
    1,500,000  Marion Co., FL, HFA (Paddock Place Proj.)...................  3.600   07/02/1998    1,500,000
    1,300,000  Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.)  3.650   07/02/1998    1,300,000
      875,000  Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.)....  3.450   07/07/1998      875,000
--------------                                                                                   ------------
 $ 39,765,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $39,765,000)................................                      $39,765,000
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 2.3%                               RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,000,000  Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D (Seminole
                Elec. Coop.)...............................................  3.650%  12/15/1998  $ 1,000,000
      450,000  Wheat Ridge, CO, IDR, Ser. 1984 (Pearse Electronics Proj.)..  4.180   06/01/1999      450,000
--------------                                                                                   ------------
 $  1,450,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $1,450,000).................................                      $ 1,450,000
                                                                                                 ------------

FLORIDA TAX-FREE MONEY FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     COMMERCIAL PAPER-- 8.5%                                        RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,500,000  St. Lucie Co., FL, Rev......................................  3.650%  07/07/1998  $ 1,500,000
    1,400,000  Orange Co., FL, Health Fac. Auth. Rev.......................  3.750   07/08/1998    1,400,000
    2,500,000  Orange Co., FL, Health Fac. Auth. Rev.......................  3.600   07/09/1998    2,500,000
--------------                                                                                   ------------
 $  5,400,000  TOTAL COMMERCIAL PAPER
--------------
               (Amortized Cost $5,400,000).................................                      $ 5,400,000
                                                                                                 ------------

 $ 68,104,000  TOTAL INVESTMENT SECURITIES-- 107.3%
--------------
               (Amortized Cost $68,180,277)................................                      $68,180,277

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (7.3)% .............                      ( 4,653,581 )
                                                                                                 ------------

               NET ASSETS-- 100.00% .......................................                      $63,526,696
                                                                                                 =============

See accompanying notes to financial statements and notes to portfolios of investments.

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------
               ARIZONA -- 2.7%
 $    400,000  Arizona Educ. Loan Mkt. Corp. Rev., Ser. A..................  6.700%  03/01/2000  $   415,496
      600,000  Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.) 8.000   07/01/2004      716,706
      300,000  Tucson, AZ, Water Dist. Rev.................................  9.750   07/01/2010      439,422
                                                                                                 ------------
                                                                                                   1,571,624
                                                                                                 ------------
               CALIFORNIA -- 3.2%
      600,000  Alameda Co., CA, IDR (Dicon Fiberoptics, Inc. Proj).........  3.500   07/02/1998      600,000
      460,000  Sacramento Co., CA, MFH ARPB (Fairway One Apts.)............  5.875   02/01/2003      463,100
      500,000  Santa Monica, CA, Redev. Agy. Lease Rev.....................  6.000   07/01/2003      540,230
      250,000  California HFA Multi-Unit Rental Rev., Ser. B...............  6.500   08/01/2005      264,820
                                                                                                 ------------
                                                                                                   1,868,150
                                                                                                 ------------
               COLORADO -- 0.5%
      300,000  Highland Ranch, CO, Metro Dist. GO, Ser. A..................  5.000   12/01/2010      299,439
                                                                                                 ------------

               FLORIDA -- 13.3%
      500,000  Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.)...  5.700   04/01/2001      505,910
      200,000  Florida St. GO..............................................  6.500   05/01/2004      202,836
    1,000,000  Jacksonville, FL, Excise Tax Rev., Ser. B...................  5.400   10/01/2006    1,036,760
      750,000  Hillsborough Co., FL, Solid Waste Rev.......................  5.500   10/01/2006      802,455
      455,000  Pensacola, FL, Airport Rev., Ser. 1997B.....................  5.400   10/01/2007      484,261
    1,000,000  Pasco Co., FL, HFA MFH Rev., Ser. 1997B (Cypress
                Trail Apt. Proj.)..........................................  5.500   06/01/2008    1,041,070
    1,345,000  Florida HFA MFA Sr. Lien, Ser. I-1..........................  6.100   01/01/2009    1,399,109
    1,000,000  Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                Ser. 1998A.................................................  4.800   04/01/2010      985,630
      365,000  Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                Ser. 1998A.................................................  5.000   04/01/2011      363,609
      455,000  Tampa, FL, Health Sys. Rev., Ser. A-1 (Catholic Health East)  5.250   11/15/2011      472,618
      365,000  Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                Ser. 1998A.................................................  5.000   04/01/2012      360,332
                                                                                                 ------------
                                                                                                   7,654,590
                                                                                                 ------------
               ILLINOIS -- 3.5%
    1,000,000  Illinois HFA Rev. (Northwestern Medical Fac. Foundation)....  5.000   11/15/2012      995,890
    1,000,000  Chicago, IL, Park Dist. GO, Ser. A..........................  5.250   11/15/2012    1,024,050
                                                                                                 ------------
                                                                                                   2,019,940
                                                                                                 ------------
               INDIANA -- 8.7%
    3,185,000  Purdue University, IN, COP, Prerefunded @ 102...............  6.250   07/01/2001    3,439,609
    1,000,000  Indiana Bond Bank Special Prog. Rev., Ser. A-1..............  6.650   01/01/2004    1,073,670
      500,000  Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A..........  6.600   01/01/2012      531,155
                                                                                                 ------------
                                                                                                   5,044,434
                                                                                                 ------------
               IOWA -- 2.1%
      250,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.400   07/01/2004      269,563
      365,000  Iowa HFA Rev................................................  6.500   07/01/2006      386,396
      240,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.600   07/01/2008      255,909
      250,000  Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's
                Methodist Hosp.)...........................................  6.000   08/15/2009      273,125
                                                                                                 ------------
                                                                                                   1,184,993
                                                                                                 ------------
               KENTUCKY -- 3.1%
      250,000  Kentucky EDR, Ser. 1995 (Sisters of Charity of Nazareth
                Hlth. Sys.)................................................  3.800   07/01/1998      250,000
      675,000  Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102.. 10.250   01/01/2000      749,453
      750,000  Kentucky St. Turnpike Auth. EDR (Revitalization Proj.)......  5.250   07/01/2005      791,760
                                                                                                 ------------
                                                                                                   1,791,213
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
               LOUISIANA -- 1.7%
 $    440,000  Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana)  6.000%  10/15/2003    $ 469,528
      500,000  West Ouachita Parish, LA, School Dist. GO, Ser. A...........  6.700   03/01/2006      542,330
                                                                                                 ------------
                                                                                                   1,011,858
                                                                                                 ------------
               MASSACHUSETTS -- 4.0%
      750,000  Massachusetts St. Indust. Fin. Agy. ARPB
                (Asahi/America, Inc.)......................................  5.100   03/01/1999      756,495
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B..........  6.600   09/01/2002      542,500
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A..........  6.500   09/01/2002      540,610
      450,000  Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997
                (Hudner Assoc.)............................................  5.000   01/01/2008      460,597
                                                                                                 ------------
                                                                                                   2,300,202
                                                                                                 ------------
               MICHIGAN -- 2.7%
    1,000,000  Michigan St. Bldg. Auth. Rev., Ser. II......................  6.400   10/01/2004    1,085,540
      475,000  Battle Creek, MI, EDR Rev. (Kellogg Co Proj.)...............  5.125   02/01/2009      488,347
                                                                                                 ------------
                                                                                                   1,573,887
                                                                                                 ------------
               MISSISSIPPI -- 2.7%
      500,000  Mississippi Higher Educ. Rev., Ser. B.......................  6.100   07/01/2001      521,525
    1,000,000  Rankin Co., MS, School Dist. GO.............................  5.250   02/01/2010    1,052,320
                                                                                                 ------------
                                                                                                   1,573,845
                                                                                                 ------------
               NEBRASKA -- 1.1%
      620,000  Nebraska Invest. Fin. Auth. Rev., Ser. 1989 (Foundation
                for Educ. Fund), Escrowed to Maturity......................  7.000   11/01/2009      635,984
                                                                                                 ------------

               NEVADA -- 2.2%
    1,000,000  Las Vegas, NV, GO, Sewer Impt. Rev., Prerefunded @ 102......  6.500   04/01/2002    1,098,320
      185,000  Washoe Co., NV, GO..........................................  7.375   07/01/2009      195,160
                                                                                                 ------------
                                                                                                   1,293,480
                                                                                                 ------------
               NEW YORK -- 3.6%
      500,000  New York Local Govt. Asst. Corp. Rev., Ser. 1991B...........  7.000   04/01/2002      545,325
    1,300,000  New York St. Twy Auth. Local Hwy. & Impt. Rev...............  5.500   04/01/2006    1,390,337
                                                                                                 ------------
                                                                                                   1,935,662
                                                                                                 ------------
               NORTH CAROLINA -- 2.0%
    1,065,000  Durham, NC, COP, Prerefunded @ 102..........................  6.375   12/01/2001    1,163,289
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
               OHIO -- 20.0%
 $    700,000  Franklin Co., OH, Rev., Ser. 1993 (American Chemical Soc.)..  5.500%  04/01/2000  $   715,890
      500,000  Franklin Co., OH, Rev. (Online Computer Library Ctr.).......  5.500   04/15/2000      513,545
      670,000  Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)...............  5.000   09/01/2000      670,663
      270,000  Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home)............  7.000   07/01/2003      296,209
    1,105,000  Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.)  5.600   12/01/2003    1,165,554
      500,000  Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal
                Retirement Home)...........................................  6.600   01/01/2004      541,675
      360,000  Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.)........  5.500   12/01/2004      382,957
    1,000,000  Ohio St. Special Obligation Elem. & Secondary Educ.
                Fac. Rev. .................................................  5.000   12/01/2004    1,039,440
    1,005,000  Franklin Co., OH, Health Care Fac. Rev. (First
                Comm. Village).............................................  6.000   06/01/2006    1,066,144
      400,000  Painesville, OH, Elec. Rev..................................  6.000   11/01/2006      429,964
      530,000  Toledo, OH, GO..............................................  6.000   12/01/2006      589,106
      840,000  Kent State University General Receipts Rev..................  6.000   05/01/2007      934,206
      500,000  Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.).........  5.500   11/01/2007      506,090
      749,067  Columbus, OH, Special Assessment GO.........................  5.050   04/15/2008      759,764
      800,000  West Clermont, OH, LSD GO...................................  6.150   12/01/2008      884,040
      500,000  Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.)..........  7.000   01/01/2009      507,545
      500,000  Jefferson Co., OH, County Jail Construction GO..............  4.900   12/01/2011      505,975
                                                                                                 ------------
                                                                                                  11,508,767
                                                                                                 ------------
               PENNSYLVANIA -- 4.6%
      500,000  Pennsylvania St., IDR, Ser. A, Prerefunded @ 102............  7.000   07/01/2001      550,625
      500,000  Pennsylvania St., Higher Educ. Fac. Auth. Rev., Ser. A
               (Univ. of Pennsylvania Health Serv.)........................  6.000   01/01/2006      548,645
      500,000  Pennsylvania Fin. Auth. Muni. Cap. Impt. Proj. Rev..........  6.600   11/01/2009      553,895
    1,000,000  Montgomery Co., PA, GO......................................  4.600   10/15/2011      985,470
                                                                                                 ------------
                                                                                                   2,638,635
                                                                                                 ------------
               SOUTH CAROLINA -- 2.3%
      525,000  South Carolina St. GO, Ser. A...............................  6.000   03/01/2004      560,238
      725,000  Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
                (Columbia Metro.)..........................................  6.000   01/01/2008      782,333
                                                                                                 ------------
                                                                                                   1,342,571
                                                                                                 ------------
               SOUTH DAKOTA -- 1.0%
      510,000  South Dakota Student Loan Assistance Corp. Rev., Ser. A.....  7.600   08/01/2004      569,277
                                                                                                 ------------

               TENNESSEE -- 2.0%
      525,000  Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990........  7.250   04/01/2003      588,494
      500,000  Nashville, TN, Metro. Airport Rev., Ser. C..................  6.625   07/01/2007      543,590
                                                                                                 ------------
                                                                                                   1,132,084
                                                                                                 ------------
               TEXAS -- 7.2%
      500,000  Houston, TX, Sr. Lien Rev., Ser. A (Hotel
                Tax & Parking Fac.), Prerefunded @ 100.....................  7.000   07/01/2001      541,750
      350,000  Univ. of Texas, TX, Rev., Ser. B, Prerefunded @102..........  6.750   08/15/2001      384,174
    1,000,000  Texas National Research Lab. Fin. Corp. Lease Rev.,
                Prerefunded @ 102..........................................  6.850   12/01/2001    1,107,390
       50,000  N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                Indexed INFLOS, Prerefunded @ 102..........................  7.950   05/15/2002       55,400
      500,000  N. Texas Higher Educ. Student Loan Rev., Ser. 1991A.........  6.875   04/01/2002      529,395
      450,000  N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                Indexed INFLOS.............................................  7.950   05/15/2008      493,232
      321,908  Midland, TX, HFC Rev., Ser. A-2.............................  8.450   12/01/2011      350,063
      650,000  Univ. of Texas, TX, Rev., Ser. B............................  6.750   08/15/2013      708,240
                                                                                                 ------------
                                                                                                   4,169,644
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
               UTAH -- 1.5%
 $    870,000  Utah St. School Dist. Fin. Corp. Rev., Mandatory Redemption.  8.375%  02/15/2002  $   872,958
                                                                                                 ------------

               VIRGINIA -- 1.2%
      700,000  Virginia St. Resource Auth. Sys. Rev........................  4.875   05/01/2013      694,484
                                                                                                 ------------

               WASHINGTON -- 2.5%
      335,000  Washington St. GO, Ser. A, Prerefunded @ 100................  6.400   03/01/2001      354,966
    1,000,000  Washington St. Motor Vehicle Fuel Tax GO....................  6.000   09/01/2004    1,074,550
                                                                                                 ------------
                                                                                                   1,429,516
                                                                                                 ------------
               WISCONSIN -- 0.7%
      430,000  Wisconsin St. Health and Educ. Fac. Auth. Rev. (Agnesian
                Healthcare, Inc.)..........................................  4.900   07/01/2011      426,977
--------------                                                                                   ------------

 $ 54,465,975  TOTAL MUNICIPAL BONDS-- 100.1%
==============
               (Amortized Cost $55,269,289)................................                      $57,707,503

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)% .............                          (64,516)
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $57,642,987
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 95.4%          RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------
 $    200,000  Montgomery Co., OH, Hosp. Rev. (Sisters of Charity),
                Prerefunded @ 102..........................................  6.625%  05/15/2001  $   216,486
      250,000  Franklin Co., OH, IDR (1st Comm. Village Healthcare),
               Crossover Refunded @ 101.5.................................. 10.125   08/01/2001      295,818
       30,000  Clermont Co., OH, Hosp. Fac. Rev., Ser. A (Mercy
                Health Sys.), Prerefunded @ 100............................  7.500   09/01/2001       33,047
      460,000  Westerville, Minerva Park & Blendon, OH, Joint Hosp.
                Dist. Rev. (St. Ann's), Prerefunded @ 102..................  7.100   09/15/2001      509,864
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                Prerefunded @ 102..........................................  6.730   09/25/2001    1,098,820
      850,000  Alliance, OH, Waterworks Sys. Rev., Prerefunded @ 102.......  6.650   10/15/2001      933,682
      500,000  Clermont Co., OH, Sewer Sys. Rev., Ser. 1991,
                Prerefunded @ 102..........................................  7.100   12/01/2001      557,450
        5,000  Cleveland, OH, Waterworks Impt. Rev., Ser. 1992B (First Mtg.),
               Prerefunded @ 102...........................................  6.500   01/01/2002        5,480
    1,000,000  Kent St. Univ. General Receipts Rev., Prerefunded @ 102.....  6.500   05/01/2002    1,101,820
      500,000  Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel),
                Prerefunded @ 102..........................................  6.750   06/01/2002      555,455
      500,000  Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.),
                Prerefunded @ 100..........................................  7.000   10/15/2002      555,450
      675,000  Reynoldsburg, OH, CSD GO, Prerefunded @102..................  6.550   12/01/2002      752,774
      145,000  Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                Prerefunded @ 100.......................................... 10.125   04/01/2003      172,775
       35,000  Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.),
                Prerefunded @ 100.......................................... 10.125   04/01/2003       41,704
      230,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2003      258,589
      290,000  Alliance, OH, CSD GO........................................  6.900   12/01/2006      321,288
      500,000  Mansfield, OH, Hosp. Impt. Rev. (Mansfield General).........  6.700   12/01/2009      546,575
      250,000  Ohio St. Water Dev. Auth. & Impt. Rev., Ser. I,
                Escrowed to Maturity.......................................  7.000   12/01/2009      293,158
      500,000  Ohio Capital Corp. MFH Rev., Ser. 1990A.....................  7.500   01/01/2010      527,555
      500,000  Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A..............  6.400   10/15/2010      542,330
      500,000  Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.).  6.750   11/15/2010      547,730
    1,000,000  Canton, OH, Waterworks Sys. GO, Ser. 1995...................  5.750   12/01/2010    1,086,490
      495,000  Cleveland, OH, Waterworks Impt Rev., Ser. F (First Mtg.)....  6.500   01/01/2011      537,580
      255,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                Escrowed to Maturity.......................................  9.000   06/01/2011      326,576
      450,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.000   09/01/2011      476,784
      500,000  Greene Co., OH, Water Sys. Rev..............................  6.850   12/01/2011      549,440
      365,000  Bexley, OH, CSD GO..........................................  7.125   12/01/2011      454,002
      600,000  Westerville, OH, Water Sys. Impt. GO........................  6.450   12/01/2011      660,828
      530,000  Urbana, OH, Wastewater Impt. GO.............................  7.050   12/01/2011      595,482
      500,000  Maple Heights, OH, Various Purpose GO.......................  7.000   12/01/2011      556,545
      500,000  Cleveland, OH, GO, Ser. A...................................  6.375   07/01/2012      550,295
      255,000  Summit Co., OH, GO, Ser. A..................................  6.900   08/01/2012      278,740
      500,000  Worthington, OH, CSD GO.....................................  6.375   12/01/2012      543,890
      500,000  Strongsville, OH, CSD GO....................................  5.375   12/01/2012      532,875
      500,000  Summit Co., OH, Various Purpose GO..........................  6.625   12/01/2012      545,895
       95,000  Ohio St. Higher Educ. Fac. Comm. Rev........................  7.250   12/01/2012      103,268
      500,000  Warrensville Heights, OH, GO................................  6.400   12/01/2012      548,270
    1,095,000  West Clermont, OH, LSD GO...................................  6.900   12/01/2012    1,271,886
      500,000  Brunswick, OH, CSD GO.......................................  6.900   12/01/2012      550,225
      290,000  Ohio HFA SFM Rev., Ser. 1990D...............................  7.500   09/01/2013      305,126
    1,000,000  Lorain Co., OH, Hosp. Rev. (Catholic Health Care Partners)..  5.625   09/01/2014    1,062,610
      500,000  Ohio St. Bldg. Auth Rev., Ser. 1994A (Juvenille
                Correctional Bldg.)........................................  6.600   10/01/2014      564,495
      460,000  Bedford Heights, OH, GO.....................................  6.500   12/01/2014      517,969
      290,000  Garfield Heights, OH, Various Purpose GO....................  6.300   12/01/2014      323,341
      530,000  Ottawa Co., OH, GO..........................................  5.750   12/01/2014      568,605
    1,000,000  Portage Co., OH, GO.........................................  6.200   12/01/2014    1,109,450
      290,000  Northwest, OH, LSD GO.......................................  7.050   12/01/2014      320,502
OHIO INSURED TAX-FREE FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 95.4%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.).......  5.875%  09/01/2015  $ 1,059,510
      600,000  Toledo-Lucas Co., OH, Convention Ctr. Rev...................  5.700   10/01/2015      641,568
      400,000  Warren, OH, Waterworks Rev..................................  5.500   11/01/2015      427,788
    1,420,000  Stow, OH, Safety Center Const. GO...........................  6.150   12/01/2015    1,558,194
    1,000,000  Tuscarawas Valley, OH, LSD GO, Ser. 1995....................  6.600   12/01/2015    1,142,820
    1,700,000  Massillon, OH, GO...........................................  6.625   12/01/2015    1,945,446
      500,000  Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)...........  6.750   12/01/2015      555,805
      500,000  Delaware, OH, CSD GO........................................  5.750   12/01/2015      530,425
    1,000,000  Buckeye Valley, OH, LSD GO..................................  6.850   12/01/2015    1,227,460
      750,000  Columbus-Polaris Hsg. Corp. Ohio Mtg. Rev.,
                Prerefunded @ 10...........................................  7.400   01/01/2016      870,795
      500,000  Cleveland, OH, Waterworks Impt. Rev., Ser. F (First Mtg.)...  6.250   01/01/2016      538,990
      500,000  Ohio St. Air Quality Dev. Rev., Ser. A (Ohio Edison)........  7.450   03/01/2016      534,300
      316,000  Ohio HFA SFM Rev., Ser. 1990F...............................  7.600   09/01/2016      334,581
      846,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.050   09/01/2016      895,034
      500,000  Celina, OH, Wastewater Sys. Mtg. Rev........................  6.550   11/01/2016      539,565
    1,000,000  Cleveland, OH, Public Power Sys. Rev., Ser. 1...............  7.000   11/15/2016    1,152,810
      750,000  Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.).........  6.250   11/15/2016      815,145
      590,000  Garfield Heights, OH, Various Purpose GO....................  7.050   12/01/2016      639,513
    1,000,000  Greater Cleveland, OH, Regional Transit Auth. GO............  5.650   12/01/2016    1,055,150
      815,000  Butler Co., OH, GO..........................................  5.750   12/01/2016      869,263
    2,250,000  North Olmsted, OH, GO.......................................  5.000   12/01/2016    2,236,522
    1,260,000  Cleveland, OH, Airport Sys. Rev., Ser. C....................  5.125   01/01/2017    1,260,542
      800,000  Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.)........  5.600   04/01/2017      839,632
      750,000  Butler Co., OH, Transportation Impt. Dist., Ser. A..........  5.125   04/01/2017      748,688
    1,000,000  Lorain Co., OH, Hosp. Rev...................................  5.625   09/01/2017    1,052,040
      500,000  Toledo, OH, Sewer Sys. Rev..................................  6.350   11/15/2017      558,565
    1,000,000  Mason, OH, CSD GO...........................................  5.300   12/01/2017    1,025,040
      755,000  Dayton, OH, GO..............................................  5.000   12/01/2017      747,563
    1,330,000  Ohio St. Univ. COP (Agriculture Tech. Inst.)................  5.050   12/01/2017    1,307,643
    1,000,000  Rocky River, OH, CSD GO, Ser. 1998..........................  5.375   12/01/2017    1,051,310
    1,000,000  Hamilton Co., OH, Sewer Sys. Impt. Rev., Ser. A.............  5.000   12/01/2017      990,150
    1,400,000  Cuyahoga Co., OH, Util. Sys. Impt. Rev. (Medical
                Center Proj.)..............................................  5.125   02/15/2018    1,390,494
    1,660,000  Franklin Co., OH, Hosp. Rev. (Holy Cross Health Sys.).......  5.000   06/01/2018    1,625,090
      500,000  Ohio St. Air Quality Dev. Rev., Ser. 1990B (Ohio Edison)....  7.100   06/01/2018      534,625
    1,265,000  Defiance, OH, Waterworks Sys. GO............................  5.650   12/01/2018    1,339,369
    1,000,000  Hamilton Co., OH, Sales Tax Rev. (Football Stadium Proj.)...  5.000   12/01/2018      984,870
    1,000,000  S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996..................  6.400   12/01/2018    1,135,060
      500,000  Seneca Co., OH, GO (Jail Fac.)..............................  6.500   12/01/2018      550,835
      500,000  Newark, OH, Water Sys. Impt. Rev............................  6.000   12/01/2018      544,560
    1,000,000  Little Miami, OH, LSD GO....................................  5.000   12/01/2018      986,100
      500,000  Crawford Co., OH, GO........................................  6.750   12/01/2019      569,915
    1,000,000  Butler Co., OH, Sales Tax Rev...............................  5.000   12/15/2019      981,910
      360,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.).............  6.250   01/15/2020      387,047
    1,000,000  Alliance, OH, Waterworks Sys. Rev...........................  5.000   11/15/2020      977,550
    1,210,000  Greene Co., OH, Sewer Sys. Rev..............................  5.125   12/01/2020    1,205,789
    1,000,000  Ohio St. Air Quality Dev. Rev., Ser. 1985A (Columbus
                Southern Power)............................................  6.375   12/01/2020    1,086,150
       15,000  Puerto Rico, HFC SFM Rev., Ser. A...........................  7.800   10/15/2021       15,310
    1,750,000  Cuyahoga Co., OH, Hosp. Rev., Ser. I (Walker Center)........  5.000   01/01/2023    1,699,460
    1,000,000  Ohio St. Air Quality Dev. Rev. (Penn Power).................  6.450   05/01/2027    1,086,270
--------------                                                                                   ------------
 $ 66,412,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $66,380,117)................................                      $71,061,280
                                                                                                 ------------

OHIO INSURED TAX-FREE FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 1.5%                   RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,100,000  Hamilton Co., OH, Waterworks Sys. Rev. (Health Alliance)....  3.550%  07/01/1998  $ 1,100,000
--------------                                                                                   ------------
               (Amortized Cost $1,100,000)

 $ 67,512,000  TOTAL INVESTMENT SECURITIES-- 96.9%
==============
               (Amortized Cost $67,480,117)................................                      $72,161,280

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.1% ...............                        2,342,564
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $74,503,844
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

KENTUCKY TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 101.0%         RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $     90,000  Jefferson Co., KY, Capital Proj. Corp. Rev., Ser. A.........  0.000%  08/15/1999  $    85,606
      200,000  Owensboro, KY, Electric Light & Power Rev.,
                Prerefunded @ 102.......................................... 10.250   01/01/2000      222,060
      200,000  Mt. Sterling, KY, Lease Rev., Kentucky League of Cities.....  5.625   03/01/2003      210,398
      615,000  Kentucky St. Turnpike Auth. Resource Recovery Road Rev.,
                Escrowed to Maturity.......................................  6.125   07/01/2007      659,784
       50,000  Lexington-Fayette Urban Co., KY, Airport Corp.,
                First Mtg. Rev. ...........................................  7.750   04/01/2008       51,493
      450,000  Ashland, KY, PCR (Ashland Oil, Inc.)........................  7.375   07/01/2009      479,331
      275,000  Kentucky St.Turnpike Auth. Resource Recovery Road Rev.,
                Ser. A.....................................................  6.000   07/01/2009      275,508
      370,000  Kentucky St. EDR, Ser. A (South Central Nursing)............  6.000   07/01/2011      403,581
      250,000  Kentucky Higher Educ. Student Loan Rev., Ser. D.............  7.100   12/01/2011      269,457
      200,000  Univ. of Louisville, KY, Rev., Ser. H.......................  5.875   05/01/2012      213,974
      400,000  Kentucky St. EDA Hosp. Sys. Rfdg. and Impt. Rev.
                (Appalachian Reg. Healthcare)..............................  5.800   10/01/2012      416,508
      725,000  Boone Co., KY, Public Properties Corp. Sewer Sys. Rev.......  5.150   12/01/2012      733,497
      305,000  Fern Creek, KY, Fire Protection Dist. Hldg. Co. Rev.
                (Fire Station No. 2).......................................  5.750   01/15/2014      316,017
      350,000  Richmond, KY,  Water, Gas & Sewer Rev., Ser. A..............  5.000   07/01/2015      349,206
      350,000  Kentucky St. EDA, Ser. 1998A (Catholic Health)..............  5.000   12/01/2018      342,535
      200,000  Kentucky Area Dev. Dist. Fin. Trust Lease Prog. Rev.
                (Calloway Fire)............................................  5.600   12/01/2018      202,856
      295,000  Ashland, KY, Solid Waste Rev. (Ashland Oil, Inc. Proj.).....  7.200   10/01/2020      321,674
      350,000  Lexington-Fayette Co., KY, Proj. Rev.
                (University of Kentucky Alumni Assn., Inc.)................  5.000   11/01/2020      343,511
      260,000  Greater Kentucky Hsg Assistance Corp. Mtg. Rev., Ser. A
                (FHA, Osage, Sec. 8).......................................  5.350   07/01/2022      260,081
      270,000  Greater Kentucky Hsg Assistance Corp. Mtg. Rev., Ser. A.....  6.250   07/01/2022      275,759
      350,000  Kenton Co., KY, Public Properties Corp. Rev., Ser. A........  5.000   03/01/2023      339,360
      400,000  Kentucky St. EDR Fin. Auth. Health Care Fac. Rev., Ser. 1998
               (Christian Church Homes)....................................  5.375   11/15/2023      393,712
      250,000  Louisville & Jefferson Co., KY, Regional Airport Auth.
                Sys. Rev., Ser. A..........................................  5.000   07/01/2025      241,033
--------------                                                                                   ------------
 $  7,205,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $7,263,205).................................                      $ 7,406,941
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 1.4%                   RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    100,000  Kentucky St. EDR, Ser. 1995 (Sisters of Charity of
                Nazareth Hlth. Sys.).......................................  3.800%  07/01/1998  $   100,000
--------------                                                                                   ------------
               (Amortized Cost $100,000)

 $  7,305,000  TOTAL INVESTMENT SECURITIES-- 102.4%
==============
               (Amortized Cost $7,363,205).................................                      $ 7,506,941

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.4)% .............                        ( 177,111 )
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $ 7,329,830
                                                                                                 ============
See accompanying notes to financial statements and notes to portfolios of investments.

NOTES TO PORTFOLIOS OF INVESTMENTS
June 30, 1998
================================================================================
Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 1998.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
ARPB -  Adjustable Rate Put Bonds                    ISD - Independent School District
BANS - Bond Anticipation Notes                       LSD - Local School District
COP - Certificates of Participation                  MFH - Multi-Family Housing
CSD - City School District                           MFM - Multi-Family Mortgage
EDA - Economic Development Authority                 PCR - Pollution Control Revenue
EDR - Economic Development Revenue                   RANS - Revenue Anticipation Notes
GO - General Obligation                              SFM - Single Family Mortgage
HFA - Housing Finance Authority/Agency               TANS - Tax Anticipation Notes
HFC - Housing Finance Corporation                    TRANS - Tax Revenue Anticipation Notes
IDA - Industrial Development Authority/Agency        USD - Unified School District
IDR - Industrial Development Revenue                 VRDN - Variable Rate Demand Notes

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================

LOGO: ARTHUR ANDERSEN LLP

To the Shareholders and Board of Trustees of Countrywide Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Countrywide Tax-Free Trust (comprising, respectively, the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund) (a Massachusetts business trust) as of June 30, 1998, and (i) for the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon and (ii) for the Kentucky Tax-Free Fund the related statements of operations, statements of changes in net assets and the financial highlights for the ten-month period ended June 30, 1998 and the year ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the Kentucky Tax-Free Fund for the period ended August 31, 1996 were audited by other auditors whose report dated October 18, 1996, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us and referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Countrywide Tax-Free Trust as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods referred above, in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP


Cincinnati, Ohio,
August 7, 1998